SECURITY CASH FUND
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                           (Toll Free) (800) 888-2461

                                                                    May 18, 2009

Dear Shareholder:

The Board of Directors ("Board") has called a special meeting of shareholders of Security Cash Fund (the "Acquired Fund") to be held on June 19, 2009 at 1:00 p.m. Central time, or any adjournment(s) or postponement(s) thereof (the "Special Meeting"), at the executive offices of Security Cash Fund, One Security Benefit Place, Topeka, Kansas 66636-0001. The Board has called the Special Meeting so that shareholders can vote on a proposed Agreement and Plan of Reorganization ("Reorganization Plan") regarding the Acquired Fund, as discussed below.

Management of the Acquired Fund, which as of April 30, 2009 had assets in the amount of $63,851,825, has recommended that the Board approve the Reorganization Plan relating to the reorganization of the Acquired Fund into U.S. Government Money Market Fund (the "Acquiring Fund"), a series of Rydex Series Funds, which as of April 30, 2009 had assets in the amount of $1,602,982,974, (the "Reorganization"). The Reorganization will permit Acquired Fund shareholders to become shareholders of the Acquiring Fund and to pursue similar investment goals in a substantially larger fund that has a similar investment objective and comparable performance record as the Acquired Fund. The Acquiring Fund, like the Acquired Fund, is a money market fund that seeks to maintain a stable share price of $1.00 such that the value of your shares in the Acquired Fund prior to the Reorganization will be the same as the value of your shares in the Acquiring Fund after the Reorganization. Also, the Acquiring Fund is part of the Rydex family of funds, which is managed by an investment adviser affiliated with the investment adviser managing the Security Funds. After the Reorganization, shareholders of the Acquired Fund will be able to exchange their new shares of the Acquiring Fund for shares of any Security Fund as they have been able to do as shareholders of the Acquired Fund, and it is expected that some time after the Reorganization, they will also be able to exchange their shares for shares of other mutual funds distributed by Rydex Distributors, Inc. (the "Rydex Funds").

Management believes that the Reorganization should enable Acquired Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with servicing the Acquired Fund and the Acquiring Fund separately within related families of mutual funds.

After careful consideration, the Board has unanimously approved this proposal with respect to the Acquired Fund and recommends that shareholders of the Acquired Fund vote "FOR" the proposal. Accordingly, you are asked to authorize the Reorganization.

A Proxy Statement/Prospectus that describes the Reorganization and the material differences between the Acquired Fund and the Acquiring Fund is enclosed. We urge you to vote your shares by completing and returning the enclosed proxy in the envelope provided, or vote by Internet or telephone, at your earliest convenience.

YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN 11:59 P.M. CENTRAL TIME ON JUNE 18, 2009.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                                          Sincerely,

                                                          /s/ Richard M. Goldman
                                                          ----------------------
                                                          Richard M. Goldman
                                                          President

                               SECURITY CASH FUND
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                           (Toll Free) (800) 888-2461

               PROPOSED REORGANIZATION OF SECURITY CASH FUND INTO
        U.S. GOVERNMENT MONEY MARKET FUND, A SERIES OF RYDEX SERIES FUNDS

                              QUESTIONS AND ANSWERS

The enclosed materials include a Proxy Statement/Prospectus containing information you need to make an informed decision about the proposed reorganization. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposal. The matters discussed below are also discussed in more detail in the enclosed Proxy Statement/Prospectus.

WHAT ISSUE AM I BEING ASKED TO VOTE ON AT THE UPCOMING SPECIAL MEETING ON JUNE 19, 2009?

Shareholders of Security Cash Fund (the "Acquired Fund") are being asked to approve an Agreement and Plan of Reorganization that provides for the reorganization (the "Reorganization" ) of the Acquired Fund into U.S. Government Money Market Fund (the "Acquiring Fund" and together with the Acquired Fund, the "Funds"), a series of Rydex Series Funds.

WHAT WILL HAPPEN TO MY SECURITY CASH FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED? WHAT ARE THE RYDEX FUNDS?

You will become a shareholder of the Acquiring Fund on or about July 10, 2009 (the "Closing Date"), and will no longer be a shareholder of the Acquired Fund. The Acquiring Fund currently issues four classes of shares: A Class, C Class, Investor Class and Advisor Class and will start issuing and offering Investor2 Class shares in connection with the Reorganization. Investor2 Class is a class of shares with characteristics very similar to the shares of the Acquired Fund that you currently own, and that permit exchanges within the Security Funds. You will receive Investor2 Class shares of the Acquiring Fund with a value equal to the value of your investment in the Acquired Fund as of the Closing Date. The Acquired Fund will then cease operations and be liquidated.

The Acquiring Fund is part of a fund complex managed by PADCO Advisors, Inc., which operates as Rydex Investments, which is controlled by Security Benefit Corporation ("Security Benefit") which also controls the Acquired Fund's investment adviser, Security Investors, LLC ("Security Investors"). As a result, both the Acquired Fund and the Acquiring Fund are part of related families of mutual funds. If the Reorganization is consummated, shareholders of the Acquired Fund will continue to enjoy the same quality of support services that they have enjoyed in the past as shareholders of Security Benefit funds and will continue to be able to exchange their new shares of the Acquiring Fund for shares of any Security Fund as they have been able to do as shareholders of the Acquired Fund. Furthermore, it is expected that some time after the Reorganization, they will also be able to exchange their shares for shares of other mutual funds distributed by Rydex Distributors, Inc. (the "Rydex Funds").

WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

If shareholders of the Acquired Fund do not approve the proposed reorganization, the reorganization will not take effect and the Acquired Fund's Board of Directors (the "Board") will determine what, if any, additional action should be taken with respect to the Acquired Fund. Such action could include liquidation of the Acquired Fund.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

Both Funds are "money market funds" that seek to maintain a stable share price of $1.00 and both Funds are managed by affiliated managers. The Board believes that the reorganization will permit the Acquired Fund's shareholders to continue to invest in a substantially larger money market fund with a similar investment objective and policies. By combining the Acquired Fund with the Acquiring Fund, which has substantially more assets than the Acquired Fund, the Acquired Fund's shareholders could benefit from more efficient portfolio management and the Acquiring Fund's gross and net operating expense ratios, which have historically been lower than those of the Acquired Fund (although there is no guarantee that this trend will continue in the future).

DO THE FUNDS HAVE SIMILAR INVESTMENT OBJECTIVES AND STRATEGIES?

The Funds have similar investment objectives, although the Funds somewhat differ in their principal investment strategies. The Acquired Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity, and the Acquiring Fund seeks to provide security of principal, high current income, and liquidity. Both Funds invest in money market instruments in accordance with the terms of the U.S. Securities and Exchange Commission rules for money market funds. As money market funds, the Funds are each subject to maturity, quality and diversification requirements to help maintain a $1.00 share price. However, the Acquiring Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities while the Acquired Fund invests primarily in money market instruments of non-governmental issuers rated in the two highest credit rating categories.

WHAT ARE THE DIFFERENCES IN THE MANAGEMENT OF THE FUNDS?

The Acquired Fund is managed by Security Investors and the Acquiring Fund is managed by Rydex Investments. Security Investors and Rydex Investments are affiliated with each other. The Funds are managed by different portfolio managers and have different board members.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

The Acquired Fund and the Acquiring Fund each pay Security Investors and Rydex Investments, respectively, a management fee at the annual rate of 0.50% of the value of the respective Fund's average daily net assets. The Acquiring Fund's historical gross and net operating expense ratios were lower than those of the Acquired Fund, although there is no guarantee that this trend will continue in the future.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization is not expected to be a taxable event for federal income tax purposes. Shareholders are not expected to recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Acquired Fund shares will carry over to the shareholder's Acquiring Fund Investor2 Class shares. As a condition to the closing of the reorganization, the Acquired Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Acquired Fund, the Acquired Fund's shareholders, or the Acquiring Fund as a result of the reorganization. The Acquired Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, and such distribution would be taxable to shareholders.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Security Investors, or its affiliates, and not the Acquired Fund or the Acquiring Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE BOARD RECOMMEND I VOTE?

After considering, among other factors, the terms and conditions of the reorganization, the investment management policies of, as well as shareholder services offered by, the Acquired Fund and the Acquiring Fund, the historical expense ratios of the Acquired Fund and the Acquiring Fund, and the relative performance of the Acquired Fund and the Acquiring Fund, the Board of Directors of the Acquired Fund and the Board of Trustees of the Acquiring Fund believe that reorganizing the Acquired Fund into the Acquiring Fund is in the best interests of the Funds and their shareholders. In reaching this conclusion, the boards determined that reorganizing the Acquired Fund into the Acquiring Fund, which, compared to the Acquired Fund, has a similar investment objective, comparable investment policies and the same management fee ratio, offers potential benefits to the Acquired Fund's shareholders. Therefore, the Board of Directors of the Acquired Fund recommends that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

     o    By mail, with the enclosed proxy card and postage-paid envelope;

     o By telephone, with a toll-free call to the number listed on your proxy card;

     o Through the Internet, at the website address listed on your proxy card; or

     o    In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Proxy Statement/Prospectus before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted "FOR" the proposal. Thank you in advance for your vote.

                               SECURITY CASH FUND
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                           (Toll Free) (800) 888-2461


                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                               SECURITY CASH FUND
                            TO BE HELD JUNE 19, 2009

To the Shareholders:

The Board of Directors of Security Cash Fund has called a special meeting of shareholders of Security Cash Fund (the "Acquired Fund") to be held on June 19, 2009 at 1:00 p.m. Central time or any adjournment(s) or postponement(s) thereof (the "Special Meeting"), at the executive offices of Security Cash Fund, One Security Benefit Place, Topeka, Kansas 66636-0001.

At the Special Meeting you will be asked:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Acquired Fund by U.S. Government Money Market Fund (the "Acquiring Fund"), a series of Rydex Series Funds, solely in exchange for Investor2 Class shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund; and

2. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

Shareholders of record at the close of business on April 20, 2009 are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. You are requested to complete, date, and sign the enclosed proxy card and return it promptly in the envelope provided for that purpose. Your proxy card also provides instructions for voting via telephone or the Internet, if you wish to take advantage of these voting options. Proxies may be revoked at any time by executing and submitting a revised proxy, by giving written notice of revocation to the Acquired Fund, or by voting in person at the Special Meeting.

                                              By Order of the Board of Directors

                                              /s/ Amy J. Lee
                                              ----------------------------------
                                              Amy J. Lee
                                              Secretary

YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN 11:59 P.M. CENTRAL TIME ON JUNE 18, 2009.

May 18, 2009

                                TABLE OF CONTENTS

INTRODUCTION..............................................................................................................6

SUMMARY...................................................................................................................7

     The Proposed Reorganization..........................................................................................7

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS...............................8

     Principal Risks of Investing in the Funds............................................................................9

COMPARISON OF FEES AND EXPENSES FOR THE ACQUIRED AND ACQUIRING FUNDS.....................................................10

     Shareholder Fees....................................................................................................10

     Annual Fund Operating Expenses......................................................................................11

     Examples............................................................................................................11

COMPARISON OF FUND PERFORMANCE...........................................................................................12

ADDITIONAL INFORMATION ABOUT THE FUNDS...................................................................................13

     Investment Manager, Administrator, Transfer Agent and Principal Underwriter of the Acquired Fund....................13

     Investment Manager, Administrator, Transfer Agent and Principal Underwriter of the Acquiring Fund...................14

     Portfolio Managers of the Funds.....................................................................................14

     Form of Organization and Board Members..............................................................................14

     Investment Restrictions of the Funds................................................................................14

     Temporary Guarantee Program for Money Market Funds..................................................................14

     Financial Highlights for the Acquired Fund..........................................................................14

INFORMATION ABOUT THE REORGANIZATION.....................................................................................15

     The Reorganization Plan.............................................................................................15

     Reasons for the Reorganization and Board Considerations.............................................................15

     Tax Considerations..................................................................................................16

     Expenses of the Reorganization......................................................................................16

     Dividends and Other Distributions...................................................................................16

     Capitalization of the Funds.........................................................................................17

GENERAL INFORMATION......................................................................................................17

     Other Business......................................................................................................17

     Proxy Solicitation..................................................................................................17

     Shareholder Voting..................................................................................................18

     Vote Required.......................................................................................................18

     Shareholder Reports.................................................................................................18

APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION.......................................................................A-1

APPENDIX B - ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND............................................................B-1

APPENDIX C - THE ACQUIRING FUND'S BOARD MEMBERS.........................................................................C-1

APPENDIX D - THE COMPARISON OF THE FUNDS' INVESTMENT RESTRICTIONS.......................................................D-1

APPENDIX E - THE ACQUIRED FUND'S FINANCIAL HIGHLIGHTS...................................................................E-1

APPENDIX F - OWNERSHIP INFORMATION......................................................................................F-1

                                 PROXY STATEMENT
                                       FOR
                               SECURITY CASH FUND

                                   PROSPECTUS
                                       FOR
                        U.S. GOVERNMENT MONEY MARKET FUND
                        (a series of Rydex Series Funds)
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                           (Toll Free) (800) 820-0888

INTRODUCTION

At a meeting held on February 26, 2009, the Board of Directors of Security Cash Fund (the "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Reorganization Plan") relating to the proposed reorganization of the Acquired Fund into U.S. Government Money Market Fund (the "Acquiring Fund" and together with the Acquired Fund, the "Funds"), a series of Rydex Series Funds. This Proxy Statement/Prospectus provides you with information about this proposed reorganization.

If shareholders of the Acquired Fund approve the proposed reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange solely for shares of Investor2 Class of the Acquiring Fund (the "Reorganization"). The Acquiring Fund currently does not offer Investor2 Class shares; however, the Acquiring Fund will start issuing and offering Investor2 Class shares in connection with the Reorganization. Following the transfer of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, the Acquired Fund will distribute to you your pro rata portion of the shares of the Acquiring Fund that it receives in the Reorganization. You will receive Investor2 Class shares of the Acquiring Fund having an aggregate value equal to the aggregate value of shares of the Acquired Fund held by you immediately prior to the Reorganization. Following the Reorganization, the Acquired Fund will liquidate.

This Proxy Statement/Prospectus solicits your vote in connection with a special meeting ("Special Meeting") of shareholders of the Acquired Fund, to be held on June 19, 2009, at which shareholders of the Acquired Fund will vote on the Reorganization Plan upon which the Reorganization will be based. Because you, as a shareholder of the Acquired Fund, are being asked to approve a transaction that will result in your holding shares of the Acquiring Fund, this document also serves as a prospectus for the Acquiring Fund, whose investment objective is to seek to provide security of principal, high current income, and liquidity.

Both the Acquired Fund and the Acquiring Fund are open-end management investment companies operated as money market funds. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Fund that you should know before voting on the proposal or investing in the Acquiring Fund. A Statement of Additional Information ("SAI") dated May 8, 2009 relating to this Proxy Statement/Prospectus, and containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A more detailed discussion of the investment objectives, policies, restrictions, risks and performance of the Acquired Fund can be found in the following documents, which have been filed with the SEC:

o The Acquired Fund's Prospectus and Statement of Additional Information, dated May 1, 2009 (File No. 002-68387); and

o The Acquired Fund's annual report for the fiscal year ended December 31, 2008 (File No. 811-03073).

The Acquiring Fund currently issues four classes of shares: A Class, C Class, Investor Class and Advisor Class and will start issuing and offering Investor2 Class shares in connection with the Reorganization. For a more detailed discussion of the investment objectives, policies, restrictions, risks and performance of the Acquiring Fund, please see the following documents, which have been filed with the SEC:

o The Acquiring Fund's Investor2 Class share Statement of Additional Information, filed March 6, 2009 (File No. 033-59692);" and

o The Acquiring Fund's annual report for the fiscal year ended March 31, 2008 and semi-annual report for the period ended September 30, 2008 (File No. 811-07584).

Each Fund's Prospectus(es), Statement of Additional Information, annual and semi-annual reports, and a copy of the Statement of Additional Information relating to this Proxy Statement/Prospectus are available, without charge, by calling (Toll Free) (800) 888-2461 or writing to One Security Benefit Place, Topeka, Kansas 66636-0001.

You may obtain proxy materials, reports and other information filed by the Funds from the SEC's Public Reference Section (1-202-551-8090) in Washington, D.C., or from the SEC's internet website at www.sec.gov. Copies of materials also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SUMMARY

You should read this entire Proxy Statement/Prospectus and accompanying materials carefully. For additional information, you should consult the Funds' Prospectuses and the Reorganization Plan, which is attached hereto as Appendix A.

THE PROPOSED REORGANIZATION -- On February 26, 2009, the Board of Directors of the Acquired Fund and the Board of Trustees of the Acquiring Fund (the "Boards" or the "Directors" or "Trustees," as applicable) approved the Reorganization Plan. Subject to the approval of shareholders of the Acquired Fund, the Reorganization Plan provides for:

o the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Investor2 Class of the Acquiring Fund;

o the assumption by the Acquiring Fund of all of the stated liabilities of the Acquired Fund;

o the distribution of Investor2 Class shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

o    the complete liquidation of the Acquired Fund.

The Reorganization is expected to be effective immediately after the close of business on July 10, 2009, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of the Acquired Fund will become an Investor2 Class shareholder of the Acquiring Fund. Each shareholder of the Acquired Fund will hold, immediately after the Closing, shares of Investor2 Class of the Acquiring Fund having an aggregate value equal to the aggregate value of the shares of the Acquired Fund held by that shareholder as of the close of business on the date of the Closing. For purposes of the Reorganization, the Acquired Fund's assets will be valued based on the amortized cost valuation procedures of the Acquiring Fund and the shares of the Acquiring Fund to be issued and exchanged also will be based on the Acquiring Fund's amortized cost valuation procedures. As a result, shareholders of the Acquired Fund will exchange shares with an amortized cost price of $1.00 for Investor2 Class shares of the Acquiring Fund with an amortized cost price of $1.00.

Security Investors, LLC ("Security Investors"), the Acquired Fund's investment adviser, or its affiliates, will bear all expenses relating to the Reorganization.

Approval of the Reorganization Plan requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund. In the event that the shareholders of the Acquired Fund do not approve the Reorganization, the Acquired Fund will continue to operate as a separate entity, and the Board will determine what further action, if any, to take, which could include liquidation of the Acquired Fund.

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:

o Both the Acquired Fund and the Acquiring Fund are money market funds. Pursuant to the rules for money market funds, each Fund is managed to maintain a stable price per share of $1.00, although there is no guarantee that the price will be constantly maintained and it is possible to lose money by investing in the Fund.

o The Acquired Fund and the Acquiring Fund have a similar investment objective. The Acquired Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity, and the Acquiring Fund seeks to provide security of principal, high current income, and liquidity.

o Both Funds invest in money market instruments. However, the Acquiring Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities, while the Acquired Fund invests in high-quality money market instruments of non-government issuers rated in the highest credit rating categories.

o Shareholders of the Acquired Fund will hold, immediately after the Closing of the Reorganization, shares of Investor2 Class of the Acquiring Fund, which have substantially the same purchase, redemption and exchange policies as shares of the Acquired Fund. Investor2 Class shares of the Acquiring Fund will permit shareholders of the Acquired Fund to continue to exchange their shares for shares of other Security Funds and it is expected that some time after the Reorganization, they will also be able to exchange their shares for shares of the Rydex Funds.

o Security Investors serves as investment adviser for the Acquired Fund, and Rydex Investments serves as investment adviser for the Acquiring Fund
      Both advisers are under common control and are owned by Security Benefit.

o Both Funds have the same management fee at the annual rate of 0.50% of the value of the respective Fund's average daily net assets. The Acquiring Fund's historical gross and net operating expense ratios were lower than those of the Acquired Fund. However, there is no guarantee that this trend will continue in the future.

o The Funds have similar dividend and distribution policies; however, there are some minor differences with respect to when an investment made in, or redeemed from, the Funds would be entitled to receive dividends. (See the section titled "Information About the Reorganization - Dividends and Other Distributions" below for more information.)

o The Funds expect that the Reorganization will be considered a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986 (the "Code"). As such, shareholders of the Funds will not recognize gain or loss as a result of the Reorganization.

o The Reorganization is not expected to require a transition of the Funds' portfolios (i.e., the Acquired Fund portfolio will not be re-aligned to resemble the portfolio of the Acquiring Fund prior to the Reorganization and the Acquiring Fund is not expected to liquidate a substantial portion of the portfolio of the Acquired Fund immediately after the Reorganization), which will limit costs.


COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

This section compares the investment objectives, principal investment strategies and risks of the Funds.

THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS - The Funds have similar investment objectives and differ somewhat in their principal investment strategies. The chart below describes the primary similarities and differences between the Funds' investment objectives and principal investment strategies. There can be no assurance that a Fund will achieve its stated objective.

               -------------------------------------------------------------------------------------------------------------------
                                                        THE ACQUIRED FUND                          THE ACQUIRING FUND
               -------------------------------------------------------------------------------------------------------------------
               INVESTMENT OBJECTIVE        To seek as high a level of current income   To seek to provide security of principal,
                                           as is consistent with preservation of       high current income, and liquidity.
                                           capital and liquidity.
               -------------------------------------------------------------------------------------------------------------------



                                       8

               -------------------------------------------------------------------------------------------------------------------
                                                        THE ACQUIRED FUND                          THE ACQUIRING FUND
               -------------------------------------------------------------------------------------------------------------------
               PRINCIPAL INVESTMENT        The Acquired Fund pursues its objective by  The Acquiring Fund invests primarily in
               STRATEGIES                  investing in a diversified and liquid       money market instruments issued or
                                           portfolio of high-quality money market      guaranteed as to principal and interest
                                           instruments, which may include certain      by the U.S. government, its agencies or
                                           restricted securities. Generally, the       instrumentalities, and enters into
                                           Acquired Fund is required to invest at      repurchase agreements fully
                                           least 95% of its assets in the securities   collateralized by U.S. government
                                           of issuers with the highest credit rating,  securities.  The Acquiring Fund may also
                                           and the remaining assets may be invested    invest in Eurodollar Time Deposits,
                                           in securities with the second-highest       securities issued by the International
                                           credit rating.                              Bank for Reconstruction and Development
                                                                                       (the World Bank), and high-quality
                                                                                       commercial paper and short-term corporate
                                                                                       bonds.
               -------------------------------------------------------------------------------------------------------------------
               COMPARISON     SIMILAR      o  Each Fund pursues its investment objective by investing in money market
               PRINCIPAL      PRINCIPAL       fund OF instruments.
               INVESTMENT     INVESTMENT
               STRATEGIES     STRATEGIES   o  As a money market fund, each Fund operates under strict SEC rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds.

                                           o  Each Fund is designed to maintain a constant net asset value of $1.00 per share.

                                           o  A money market instrument is a short-term debt instrument issued by banks or other U.S. corporations, or the U.S. government or state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements.
               -------------------------------------------------------------------------------------------------------------------
                              DIFFERENCES  o  The Acquired Fund is generally is        o  The Acquiring Fund invests primarily
                              IN PRINCIPAL    required to invest at least 95% of          in money market instruments issued
                              INVESTMENT      its assets in the securities of             or guaranteed as to principal and
                              STRATEGIES      issuers with the highest credit             interest by the U.S. government,
                                              rating, and the remaining assets            its agencies or instrumentalities,
                                              may be invested in securities               and enters into repurchase agreements
                                              with the second-highest                     fully collateralized by U.S.
                                              credit rating.                              government securities.

                                           o  The Acquired Fund's investment manager
                                              attempts to increase return and manage   o  The Acquiring Fund may also invest in
                                              risk by (1) maintaining an average          Eurodollar Time Deposits, securities
                                              dollar-weighted portfolio maturity          issued by the International Bank for
                                              within 10 days of the Acquired Fund's       Reconstruction and Development (the
                                              benchmark, the Money Fund Report            World Bank), and high-quality
                                              published by iMoneyNet, Inc.; (2)           commercial paper and short-term
                                              selecting securities that mature at         corporate bonds.
                                              regular intervals over the life of the
                                              portfolio; (3) purchasing only           o  All securities purchased by the
                                              commercial paper in the top two tiers;      Acquiring Fund must be found by its
                                              and (4) constantly evaluating               investment adviser to represent
                                              alternative investment opportunities        minimal credit risk and be of eligible
                                              for diversification without additional      quality.
                                              risk.
               -------------------------------------------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS - Because both Funds are money market funds with similar investment objectives and some comparable investment strategies, certain principal risks associated with an investment in the Funds are similar, although they may be described differently in the Funds' Prospectuses. As a money market fund, each Fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Although each Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained. Also, as with any other mutual fund, there can be no assurance that the Acquired Fund or the Acquiring Fund will achieve its investment objective.

As discussed above, the Acquiring Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities while the Acquired Fund invests in different types of money market instruments such as commercial paper, notes and obligations of non-governmental issuers within the two highest credit ratings. As a result, the Acquired Fund may be exposed to somewhat higher investment risks than the Acquiring Fund. The following summarizes principal risks of investing in the Funds. The fact that a particular risk is not identified means only that it is not a principal risk of investing in the particular Fund, but it does not mean that the Fund is prohibited from investing its assets in securities or other assets that give rise to that risk or that is not subject (to a lesser extent) to that risk.

STABLE PRICE PER SHARE RISK -- Both Funds are subject to stable price per share risk. Although each Fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in either Fund. An investment in the Acquiring Fund, as in the Acquired Fund, is not is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEREST RATE RISK -- Both Funds are subject to interest rate risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise, causing the value of a Fund's securities, and share price, to decline. Interest rate risk also involves the potential for decline in a Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

CREDIT RISK -- Both Funds are subject to credit risk. It is possible that some issuers of fixed-income securities will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by the Fund. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for a Fund to sell. Because the Acquiring Fund invests primarily in U.S. government securities, credit risk is generally higher for the Acquired Fund.

PREPAYMENT RISK -- Both Funds are subject to prepayment risk, although this risk is generally higher for the Acquired Fund. The issuers of securities held by a Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.

MARKET RISK -- Both Funds are subject to market risk. Most securities fluctuate in price, sometimes dramatically. These movements may result from factors affecting individual issuers, or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions.


COMPARISON OF FEES AND EXPENSES FOR THE ACQUIRED AND ACQUIRING FUNDS

The following tables describe and compare the fees and expenses that you may pay if you buy and hold shares of each Fund. The expenses of the Acquired Fund and the Acquiring Fund's Investor2 Class and estimated pro forma expenses after giving effect to the proposed Reorganization are shown in the table titled "Annual Fund Operating Expenses" below. Pro forma numbers are estimated in good faith and are hypothetical.

SHAREHOLDER FEES

----------------------------------------------------------------------------------------------------------------------
                                        THE ACQUIRED FUND(1)                THE ACQUIRING FUND - INVESTOR2 CLASS(2)
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees                                None                                        None(3)
----------------------------------------------------------------------------------------------------------------------
(1) The Acquired Fund has only classified its shares into one class.

(2) The Acquiring Fund currently issues four classes of shares: A Class, C
    Class, Investor Class and Advisor Class, which are not offered in this Proxy
    Statement/Prospectus. The Acquiring Fund will start issuing and offering
    Investor2 Class shares in connection with the Reorganization.

(3) The Acquiring Fund may impose certain fees on its shareholders. For more information, see "Rydex Account Policies - Service and Other Fees" section in
    Appendix B.
----------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)

---------------------------------------------------------------------------------------------------------------------
                                THE ACQUIRED FUND(2)        THE ACQUIRING FUND -           THE ACQUIRING FUND -
                                                             INVESTOR2 CLASS(3)       INVESTOR2 CLASS(3) - PRO FORMA
---------------------------------------------------------------------------------------------------------------------
Management Fees                        0.50%                        0.50%                         0.50%
---------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees               None                        None                           None
---------------------------------------------------------------------------------------------------------------------
Other expenses                         0.51%                        0.44%                         0.44%
---------------------------------------------------------------------------------------------------------------------
Total annual fund operating            1.01%                        0.94%                         0.94%
expenses
---------------------------------------------------------------------------------------------------------------------
Fee reduction                        (0.01)%(4)                     None                           None
---------------------------------------------------------------------------------------------------------------------
Total annual fund operating           1.00%(5)                      0.94%                         0.94%
expenses (after fee waivers)
---------------------------------------------------------------------------------------------------------------------

(1) The expenses of the Acquired Fund are based upon fees and expenses incurred by the Fund for the fiscal year ended December 31, 2008. The fees and expenses of the Acquiring Fund's Investor2 Class shares are estimates for the current fiscal year. The pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund's Investor2 Class for the current fiscal year after giving effect to the proposed Reorganization.

(2)  The Acquired Fund has only classified its shares into one class.

(3) The Acquiring Fund currently issues four classes of shares: A Class, C Class, Investor Class and Advisor Class, which are not offered in this Proxy Statement/Prospectus. The Acquiring Fund will start issuing and offering Investor2 Class shares in connection with the Reorganization.

(4) The Acquired Fund's total annual operating expenses for the most recent fiscal year ended December 31, 2008 were reduced due to a contractual cap of fees by Security Investors, the Acquired Fund's investment adviser. Under the investment management agreement between the Acquired Fund and Security Investors, Security Investors guarantees that the aggregate annual expenses of the Acquired Fund, exclusive of interest and taxes, extraordinary expenses (such as litigation), but inclusive of Security Investors' compensation, shall not exceed an amount equal to 1% of the average daily net assets of the Acquired Fund for the year. Brokerage fees and commissions incurred in connection with the purchase or sale of any securities by the Acquired Fund are not deemed to be expenses. This agreement is renewable annually and may be terminated upon sixty days notice to Security Investors.

(5) Security Investors may also voluntarily waive its fees or reimburse Fund operating expenses in an attempt to maintain a positive yield for the Acquired Fund. This voluntary waiver is in addition to any contractual waivers already in place and it may be discontinued at any time. There is no guarantee that the Acquired Fund will be able to able to maintain a positive yield.
--------------------------------------------------------------------------------


EXAMPLES- The examples below are intended to help you compare the cost of investing in the Acquired Fund's shares and the Acquiring Fund's Investor2 Class shares, and in the Acquiring Fund's Investor2 Class shares after the Reorganization on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the Acquiring Fund after the Reorganization for the time periods indicated and assumes total annual fund operating expenses before any fee reduction. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses.

--------------------------------------------------------------------------------
                                                          THE ACQUIRING FUND -
                                  THE ACQUIRING FUND -    INVESTOR2 CLASS - PRO
             THE ACQUIRED FUND       INVESTOR2 CLASS              FORMA
--------------------------------------------------------------------------------
  1 YEAR           $102                    $96                     $96
--------------------------------------------------------------------------------
  3 YEARS          $322                   $300                    $300
--------------------------------------------------------------------------------
  5 YEARS          $558                   $520                    $520
--------------------------------------------------------------------------------
 10 YEARS         $1,236                 $1,155                  $1,155
--------------------------------------------------------------------------------

COMPARISON OF FUND PERFORMANCE

The charts and tables below provide some indication of the risks of investing in the Acquired and the Acquiring Funds by showing changes in the Acquired Fund's share performance and the Funds' performance from year to year. Fee waivers and/or expense reimbursements may have reduced the expenses of the Acquired Fund. In the absence of such waiver or reimbursements, the performance quoted would be reduced. As with all mutual funds, past performance is not a prediction of future results.

THE ACQUIRED FUND


HIGHEST AND LOWEST RETURNS
(Quarterly 1999-2008)
------------------------------------------------
HIGHEST QUARTER
Q3 ended September 30, 2000                1.46%

LOWEST QUARTER
Q4 ended December 31, 2003                 0.03%

Bar Chart:
1999    4.40%
2000    5.56%
2001    3.20%
2002    0.85%
2003    0.20%
2004    0.40%
2005    2.30%
2006    4.13%
2007    4.34%
2008    1.72%


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS & YIELD
(through December 31, 2008)
--------------------------------------------------------------------------------
                                          1 Year         5 Years       10 Years
Security Cash Fund                        1.72%           2.57%          2.69%
7-Day Yield (as of December 31, 2008)     0.42%
--------------------------------------------------------------------------------

THE ACQUIRING FUND - INVESTOR CLASS

The past performance shown below is for Investor Class shares of the Acquiring Fund (which are offered in a different prospectus), not Investor2 Class shares which have no operating history. Investor2 Class shares would have similar annual returns as Investor Class shares because both share classes are invested in the same portfolio of securities. The return for Investor Class shares will vary from Investor2 Class shares to the extent that the classes do not have the same expenses. The Investor Class and Investor2 Class shares have substantially similar expense structures.


HIGHEST AND LOWEST RETURNS
(Quarterly 1999-2008)
----------------------------------------------------
HIGHEST QUARTER
Q4 ended December 31, 2000                 1.45%

LOWEST QUARTER
Q1 ended March 31, 2004                    0.03%

Bar Chart:
1999    4.26%
2000    5.41%
2001    3.33%
2002    0.86%
2003    0.24%
2004    0.44%
2005    2.31%
2006    4.04%
2007    4.21%
2008    1.65%


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS & YIELD
(through December 31, 2008)
--------------------------------------------------------------------------------
                                          1 Year         5 Years       10 Years
U.S. Government Money Market              1.65%           2.53%          2.67%
7-Day Yield (as of December 31, 2008)     1.05%
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS

INVESTMENT MANAGER, ADMINISTRATOR, TRANSFER AGENT AND PRINCIPAL UNDERWRITER OF THE ACQUIRED FUND- Security Investors, located at One Security Benefit Place, Topeka, Kansas 66636-0001, serves as investment adviser, administrator and transfer agent for the Acquired Fund. Security Investors is a wholly-owned subsidiary of Security Benefit and is controlled by Security Benefit. Security Benefit is wholly-owned by Security Benefit Mutual Holding Company, which is controlled by the policyholders of Security Benefit Life Insurance Company ("SBL"). The principal underwriter/distributor of the Acquired Fund, Security Distributors, Inc., is located at One Security Benefit Place, Topeka, Kansas 66636-0001. Security Investors and Security Distributors, Inc. are affiliates of each other.

Security Investors, subject to the control and supervision of the Board, furnishes investment advisory, statistical and research services to the Acquired Fund, supervises and arranges for the purchase and sale of securities on behalf of the Acquired Fund, provides for the maintenance and compilation of records pertaining to the investment advisory functions, and also makes certain undertakings with respect to the Acquired Fund's annual expenses. For its services for the Acquired Fund, Security Investors is entitled to receive compensation on an annual basis equal to

0.50% of the average net assets of the Acquired Fund, computed on a daily basis and payable monthly. A discussion regarding the basis for the Board of Directors approving the Acquired Fund's investment advisory contract with Security Investors is available in the Acquired Fund's annual report for the fiscal year ended December 31, 2008.

INVESTMENT MANAGER, ADMINISTRATOR, TRANSFER AGENT AND PRINCIPAL UNDERWRITER OF THE ACQUIRING FUND- PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Acquiring Fund. Rydex Fund Services, Inc., located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as the Acquiring Fund's administrator and transfer agent. Rydex Distributors, Inc., also located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is the Acquiring Fund's underwriter/distributor. On January 18, 2008, SBL and Security Benefit acquired Rydex Holdings, Inc., Rydex Investments' parent company, together with several other Rydex entities. As a result, Rydex Investments, Rydex Fund Services, Inc., and Rydex Distributors, Inc. are affiliates of the Acquired Fund's service providers listed above.

Rydex Investments makes investment decisions for the assets of the Acquiring Fund and continuously reviews, supervises, and administers the Acquiring Fund's investment program. The Trustees of Rydex Series Funds supervises Rydex Investments and establishes policies that Rydex Investments must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between Rydex Series Funds and Rydex Investments, Rydex Investments is entitled to receive compensation on an annual basis equal to 0.50% of the average net assets of the Acquiring Fund, computed on a daily basis and payable not less than monthly in arrears. A discussion regarding the basis for the Board of Trustees of Rydex Series Funds approving the Acquiring Fund's investment advisory contract with Rydex Investments is available in the Acquiring Fund's semi-annual report for the fiscal period ended September 30, 2008.

PORTFOLIO MANAGERS OF THE FUNDS - The Funds are managed by different portfolio managers. The Acquired Fund is managed by a single portfolio manager, Christina Fletcher, of Security Investors. The Acquiring Fund is co-managed by three portfolio managers of Rydex Investments: Michael P. Byrum, Michael J. Dellapa and Ryan A. Harder. For additional information about the portfolio managers of the Acquiring Fund, please refer to the section titled "Portfolio Managers" in Appendix B.

FORM OF ORGANIZATION AND BOARD MEMBERS - The Acquired Fund is a Kansas corporation registered as an open-end management investment company and governed by a Board of Directors which currently consists of six directors. The Acquiring Fund is a series of Rydex Series Funds, a Delaware statutory trust registered as an open-end management investment company. Rydex Series Funds is governed by a Board of Trustees which currently consists of eight trustees. The Acquired Fund and Rydex Series Funds have different board members. For a description of the board members of Rydex Series Fund, see Appendix C.

INVESTMENT RESTRICTIONS OF THE FUNDS - The Funds' investment restrictions are generally similar and consistent, although there are some differences. For a comparison of the Funds' fundamental and non-fundamental investment restrictions, see Appendix D.

TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS - The Acquired Fund currently participates in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which is scheduled to expire on September 19, 2009. Under the Program, the US Treasury Department will guarantee the share price of shares of a money market fund outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value falls below $0.995 (a "Guarantee Event"). The Program provides a guarantee to shareholders as of the close of business on September 19, 2008 ("Eligible Shareholders") up to the lesser of (i) the number of shares owned by an Eligible Shareholder on September 19, 2008 and (ii) the number of shares owned by an Eligible Shareholder upon the occurrence of the Guarantee Event. The guarantee for the Acquired Fund's Eligible Shareholders will be assumed by the Acquiring Fund, subject to certain conditions. The Program does not protect investors who were not shareholders of the Acquired Fund as of September 19, 2008.

Shareholders of the Acquired Fund should note that the costs for participating in the Program for the Acquired Fund have been borne by Security Investors or its affiliates and not the Acquired Fund and its shareholders.

FINANCIAL HIGHLIGHTS FOR THE ACQUIRED FUND - The financial highlights providing information about the financial performance of the Acquired Fund is set forth in Appendix E.

INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION PLAN -- The Reorganization Plan provides for the transfer of all of the assets and stated liabilities of the Acquired Fund to the Acquiring Fund solely in exchange for shares of Investor2 Class of the Acquiring Fund having an amortized cost price equal to the amortized cost price of the Acquired Fund's shares, the Acquired Fund's only class of shares. The Acquired Fund will distribute the shares of the Acquiring Fund received in the exchange to its shareholders, and then the Acquired Fund will be liquidated. After the Reorganization, each shareholder of the Acquired Fund will own shares of Investor2 Class of the Acquiring Fund having an aggregate value equal to the aggregate value of shares of the Acquired Fund held by that shareholder prior to the Closing. As a result, it is expected that shareholders of the Acquired Fund will exchange shares with an amortized cost price of $1.00 for Investor2 Class shares of the Acquiring Fund with an amortized cost price of $1.00.

Until the Closing, shareholders of the Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received for the redemption of Acquiring Fund shares received by the shareholder in the Reorganization.

The obligations of the Funds under the Reorganization Plan are subject to various conditions, including approval of the shareholders of the Acquired Fund. The Reorganization Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. This Reorganization Plan may be terminated and abandoned either by resolution of the Board of the Acquired Fund or the Board of the Acquiring Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Board, make proceeding with the Reorganization Plan inadvisable.

The foregoing summarizes the material aspects of the Reorganization Plan. For a complete description of the terms and conditions of the Reorganization, see the Reorganization Plan at Appendix A, which qualifies in its entirety the summary of the Reorganization Plan.

REASONS FOR THE REORGANIZATION AND BOARD CONSIDERATIONS -- The proposed Reorganization was presented to the Board of Directors of the Acquired Fund and the Board of Trustees of Rydex Series Funds for consideration and approval at meetings held on February 26, 2009. The Acquired Fund and the Acquiring Fund are part of two different fund complexes managed by Security Investors and Rydex Investments, which are affiliated with each other. As management is integrating the asset management businesses of Security Investors and Rydex Investments, it is also in the process of consolidating the Funds' distribution and transfer agency platforms into a single platform. Accordingly, management proposed to consolidate two money market fund options by reorganizing the Acquired Fund into the Acquiring Fund. Furthermore, as the current economic environment lowers the Funds' yields and performance and thus leads to the increase of management's waivers of the Funds' expenses, such Reorganization would also help management to reduce costs of managing the Funds.

The Directors/Trustees of the Funds, including all of the Directors/Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940), determined that the interests of the shareholders of the respective Funds would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization was in the best interests of each of the Funds and its shareholders. The Board, in recommending the Reorganization, considered a number of factors, including the following:

1. The Reorganization would not dilute the interests of either Fund's current shareholders.

2. The Funds have similar investment objectives and comparable performance records, and as a result, the Reorganization would permit Acquired Fund shareholders to pursue the same investment goals in a substantially larger fund, which is in a better position to achieve economies of scale (although there is no guarantee that the economies of scale will, in fact, be achieved);

3. The similarities and differences between the Acquired Fund's and the Acquiring Fund's investment strategies and restrictions, and whether the Reorganization will allow shareholders of the Acquired Fund to continue to participate in a professionally managed portfolio within the same group of mutual funds.

4. The relative sizes of the Acquired Fund and the Acquiring Fund, including that the Acquiring Fund has a larger asset base and thus is in a better position to achieve increased investment opportunities, enhanced portfolio diversification and/or liquidity, and economies of scale.

5. The alternatives to the Reorganization, which include liquidating the Acquired Fund.

6. The expense ratios and information regarding fees and expenses of the Acquired Fund and the Acquiring Fund (and fee waivers, expense reimbursements maintained by the Funds' investment advisers), which indicate that both Funds have the same management fee ratio and the historical gross and net operating expense ratios of the Acquiring Fund have been lower that those of the Acquired Fund.

7. Costs of the Reorganization (which are likely to include, accounting, custodian, transfer agency, solicitation, mailing and legal fees) will be borne by Security Investors or its affiliates, and not the Funds.

8. As Investor2 Class shareholders of the combined Acquiring Fund will be able to continue to exchange their shares for shares of Security Funds, and it is expected that they will later be able to also exchange their shares for shares of other Rydex Funds, which is thus expected to result in enhanced shareholder services for Fund shareholders.

9. The future potential benefits that may be realized by Security Investors and Rydex Investments, which are affiliates, following the Reorganization, including the costs to manage the combined Fund.

10. The tax-free nature of the Reorganization to each Fund and its shareholders.

THE BOARD RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUND VOTE "FOR" THE REORGANIZATION. If the shareholders of the Acquired Fund do not approve the Reorganization, the Board will determine what, if any, additional action should be taken. Such action could even include liquidation of the Acquired Fund.

TAX CONSIDERATIONS -- The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither the Acquired Fund, the Acquiring Fund, nor the shareholders will recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, the Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to the shareholders all of the Acquired Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). The distributed amounts will include any net gains realized as a result of portfolio transitioning. Such dividends will be included in the taxable income of the Acquired Fund's shareholders.

EXPENSES OF THE REORGANIZATION -- Security Investors, LLC ("Security Investors"), the Acquired Fund's investment adviser, or its affiliates, will bear all expenses relating to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with preparation of the Acquiring Fund's registration statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, proxy solicitation expenses, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The estimated cost of the Reorganization is approximately $85,000.

DIVIDENDS AND OTHER DISTRIBUTIONS - Each Fund declares dividends from its income daily and pays them monthly or upon redemption. Each Fund distributes any net capital gains, if any, that it has realized at least annually. The Funds' dividends and distributions will be reinvested in shares of the Funds, unless shareholders elect to receive payment in cash. With respect to the rights to receive dividends, shareholders should note differences between the Funds, including, without limitation:

o An investment made on a business day in the Acquired Fund would receive the following business day's dividend, while such an investment in the Acquiring Fund would receive the same business day's dividend. For the Acquired Fund, an investment is considered to be made on a business day if it is received prior to 3:00 p.m. Central time. For the Acquiring Fund, an investment is considered to be made on a business day only if it is received prior to 1:00 p.m. Eastern time

o An investment redeemed from the Acquired Fund on a business day would receive any undistributed dividends, including any dividend declared on the day of the redemption as its final dividend. An investment redeemed from the Acquiring Fund after 1:00 p.m. Eastern time on a business day would receive that day's dividend as its final dividend, while such an investment would not be entitled to receive that day's dividend if withdrawn prior to 1:00 p.m. Eastern time.

If the Reorganization Plan is approved by shareholders of the Acquired Fund, then as soon as practicable before the Closing, the Acquired Fund will pay its shareholders a cash distribution of all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION OF THE FUNDS - The Acquired Fund has only classified its shares into one class of shares and the Acquiring Fund currently has four classes of shares: A Class, C Class, Investor Class and Advisor Class, which are not offered in this Proxy Statement/Prospectus. The Acquiring Fund will start issuing and offering Investor2 Class shares in connection with the Reorganization.

The following table shows on an unaudited basis the capitalization of the each Fund as of April 30, 2009 and on a pro forma basis as of April 30, 2009, after giving effect to the Reorganization.

------------------------------- --------------------- ------------------------ -------------------------
FUND                                 NET ASSETS        NET ASSETS PER SHARE       SHARES OUTSTANDING
------------------------------- --------------------- ------------------------ -------------------------
Acquired Fund                       $63,851,825                $1.00                  63,851,825
------------------------------- --------------------- ------------------------ -------------------------
Acquiring Fund - Investor2               $0                    $1.00                      0
Class
------------------------------- --------------------- ------------------------ -------------------------
Acquiring Fund - Investor          $1,102,028,920              $1.00                1,102,448,230
Class
------------------------------- --------------------- ------------------------ -------------------------
Acquiring Fund - Advisor Class      $314,510,527               $1.00                 314,699,438
------------------------------- --------------------- ------------------------ -------------------------
Acquiring Fund - A Class            $46,207,905                $1.00                  46,206,261
------------------------------- --------------------- ------------------------ -------------------------
Acquiring Fund - C Class            $140,235,622               $1.00                 140,232,552
------------------------------- --------------------- ------------------------ -------------------------
Acquiring Fund - Total             $1,602,982,974              $1.00                1,603,586,481
------------------------------- --------------------- ------------------------ -------------------------
Pro Forma Combined                 $1,666,834,799              $1.00                1,667,438,306
------------------------------- --------------------- ------------------------ -------------------------

As of April 30, 2009, the Acquiring Fund had not offered Investor2 Class shares. Each share has one vote and shares have no preemptive or subscription rights and are freely transferable. All share classes of the Acquiring Fund invest in the same portfolio of securities, but the classes are subject to different charges and expenses.


GENERAL INFORMATION

OTHER BUSINESS - The Directors do not know of any matters to be presented at the Special Meeting other than those set forth in this proxy statement. If other business should properly come before the Special Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

PROXY SOLICITATION - The Board is soliciting Acquired Fund shareholders' proxies. The principal solicitation of proxies will be by the mailing of this Proxy Statement/Prospectus commencing on or about May 18, 2009, but proxies may also be solicited by telephone and/or in person by representatives of Security Investors or its affiliate(s), or The Altman Group, a private proxy services firm. If we have not received your vote as the date of the Special Meeting approaches, you may receive a call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

As previously discussed, the costs of the Special Meeting, including the costs of retaining The Altman Group, preparation and mailing of the Notice, Proxy Statement/Prospectus and proxy, and the solicitation of proxies, including reimbursements to broker-dealers and others who forwarded proxy materials to their clients, will be borne by Security Investors. The estimated cost of retaining The Altman Group is approximately $20,000.

SHAREHOLDER VOTING - Shareholders of record at the close of business on April 20, 2009 (the "Record Date") are entitled to notice of, and to vote at, the Special Meeting. As of the Record Date, there were issued and outstanding 64,889,927.44 shares of the Acquired Fund.

The persons owning of record or beneficially 5% or more of the outstanding shares of the each Fund as of the Record Date, are set forth in Appendix F.

Shareholders are entitled to one vote for each share held and fractional votes for fractional shares. The presence in person or by proxy of the holders of a majority of the Acquired Fund's shares that are issued and outstanding and entitled to vote on the Record Date is required to constitute a quorum at the Special Meeting, and therefore must be present for the transaction of business at the Special Meeting. Shares held by shareholders present in person or represented by proxy at the Special Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Special Meeting.

Abstentions are counted as shares eligible to vote at the Special Meeting in determining whether a quorum is present, but do not represent votes cast with respect to the proposal. "Broker non-votes" are counted as shares eligible to vote at the Special Meeting in determining whether a quorum is present but do not represent votes cast with respect to the proposal. "Broker non-votes" are shares held by a broker or nominee as to which instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee does not have discretionary voting power.

In the event that a quorum is not present at the Special Meeting, or a quorum is present but sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies or to obtain the vote required for approval of one or more proposals. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against any such adjournment. A shareholder vote may be taken prior to any adjournment of the Special Meeting on any proposal for which there are sufficient votes for approval, even though the Special Meeting is adjourned as to other proposals.

In order that your shares may be represented at the Special Meeting, you are requested to vote your shares by mail, the Internet, or by telephone by following the enclosed instructions. If you wish to participate in the Special Meeting, please submit the proxy card originally sent with the Proxy Statement/Prospectus or attend the Special Meeting in person. Any proxy given by a shareholder, whether in writing, by telephone or via the Internet is revocable. A shareholder may revoke the proxy at any time prior to its use by filing with the Acquired Fund a written revocation or a duly executed proxy card bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, attendance in-person at the Special Meeting, by itself, will not revoke a previously tendered proxy. If you vote by telephone or the Internet, please do not return your proxy card, unless you later elect to change your vote.

VOTE REQUIRED - Approval of the Reorganization Plan requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote on the proposed Reorganization.

SHAREHOLDER REPORTS - Shareholders can find important information about the Acquired Fund in the annual report for the fiscal year ended December 31, 2008 and about the Acquiring Fund in the annual report for the fiscal year ended March 31, 2008 and the semi-annual report for the six month period ended September 30, 2008.

SHAREHOLDER PROPOSALS - As a general matter, the Acquired Fund does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposals to the secretary of Security Cash Fund, One Security Benefit Place, Topeka, KS 66636-0001.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals that are not included herein and that may require a vote (such as proposals submitted on an untimely basis).

TO ENSURE THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING, WE REQUEST PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Reorganization Plan") is adopted as of this [ ] day of [ ], 2009, by and between Rydex Series Funds (the "Trust"), a Delaware statutory trust with its principal place of business at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, on behalf of its series, U.S. Government Money Market Fund (the "Acquiring Fund"), and Security Cash Fund (the "Acquired Fund") and, collectively with the Trust, the "Parties"), a Kansas corporation with its principal place of business at One Security Benefit Place, Topeka, Kansas 66636-0001.

     This Reorganization Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization to which this Reorganization Plan applies (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class shares of the Acquiring Fund (the "Acquiring Fund Shares"); the assumption by the Acquiring Fund of all liabilities of the Acquired Fund; and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, the sole class of shareholders of the Acquired Fund, in complete liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Reorganization Plan.

     WHEREAS, the Trust and the Acquired Fund are open-end, registered investment companies of the management type and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Directors of the Acquired Fund also have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the promises, covenants and agreements hereinafter set forth, the Parties agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF STATED ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approvals of the shareholders of the Acquired Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.2, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the stated liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing"). In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, claims, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund (the "Acquired Fund Assets") on the closing date provided for in paragraph 3.1 (the "Closing Date").

     1.3. The Acquired Fund will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on the books of the Acquired Fund, as of the Valuation Date, in accordance with U.S. generally accepted accounting principles, consistently applied ("GAAP") (the "Acquired Fund Liabilities"). The Acquiring Fund shall not assume any other liabilities, whether absolute or contingent. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to the end of the business day on the Closing; and (ii) any undistributed investment company taxable income and net capital gain from any period to the extent not otherwise distributed.

     1.4. Delivery of the Acquired Fund Assets shall be made on the Closing Date and shall be delivered to the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

     1.5. Immediately after the transfer and delivery of assets provided for in paragraphs 1.1 and 1.4, the Acquired Fund will distribute to its shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will, promptly thereafter, terminate in accordance with the applicable laws of the State of Kansas and the federal securities laws. Such distribution and termination will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate value of Acquiring Fund Shares to be so credited shall be equal to the aggregate value of the Acquired Fund shares owned by such shareholders on the Closing Date, each based on amortized cost prices. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund's existence is terminated pursuant to paragraph 1.5.

2.   VALUATION

     2.1. The value of the Acquired Fund Assets and the amount of the Acquired Fund Liabilities hereunder shall be computed as of the close of business on the New York Stock Exchange ("NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using available market quotations (as provided in Rule 2a-7 under the Investment Company Act of 1940) in accordance with the valuation procedures currently in use by the Acquiring Fund.

     2.2. The value of the Acquired Fund Assets and the amount of the Acquired Fund Liabilities, and the value of the Acquiring Fund Shares shall be computed as of the Valuation Date based on the amortized cost valuation procedures that have been adopted by the Acquiring Fund. Any provision in this Reorganization Plan to the contrary notwithstanding, if the difference between (i) the net asset value per share of either

          Fund computed using available market quotations in accordance with paragraph 2.1 and (ii) the amortized cost price per share of that Fund equals or exceeds $.0025 on the Valuation Date, then the Closing Date shall be postponed until such time as the per share difference is less than $.0025.

     2.3. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund Assets and the assumption of the Acquired Fund Liabilities shall be determined by dividing the value of the Acquired Fund Assets and the amount of the Acquired Fund Liabilities computed using the same amortized cost valuation procedures referred to in paragraph 2.2 by the amortized cost price per share of one Acquiring Fund Share, also determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent.

3. CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be July 10, 2009, or such other date as the Parties may mutually agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquired Fund or at such other time and/or place as to which the Parties may mutually agree in writing.

     3.2. The Acquired Fund shall direct the Custodian of the Acquired Fund (the "Acquired Fund Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940 (the "1940 Act"), as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund.

     3.3. The Acquired Fund shall direct its transfer agent (the "Transfer Agent") to deliver, on behalf of the Acquired Fund, at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.

     3.4. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Trustees of the Trust or the Board of Directors of the Acquired Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

     4.1. The Acquired Fund, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

          (a) The Acquired Fund is a corporation duly organized and validly existing under the laws of the State of Kansas, with power under the Acquired Fund's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933 ("1933 Act"), are in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), and the 1940 Act, and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Reorganization Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Reorganization Plan will not result, in (i) a material violation of the Acquired Fund's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or
               (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

          (g) The Acquired Fund has no material contracts or other commitments (other than this Reorganization Plan) that will be terminated with liability to it prior to the Closing Date;

          (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The financial statements and financial highlights of the Acquired Fund as of and for the year ended December 31, 2008 have been audited by Ernst & Young LLP, an independent registered public accounting firm. Such statements are in accordance with GAAP, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on the balance sheet or in the notes thereto;

          (j) Since December 31, 2008, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change, unless the conditions set forth in paragraph 2.2 are not satisfied;

          (k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

          (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (n) The adoption and performance of this Reorganization Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Reorganization Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, or any successor organization thereto), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

     4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Acquiring Fund, are in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Reorganization Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

          (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Reorganization Plan will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

          (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (h) The financial statements of the Acquiring Fund as of and for the fiscal year ended March 31, 2008 have been audited by Ernst & Young LLP, an independent registered public accounting firm. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on the balance sheet or in the notes thereto;

          (i) Since December 31, 2008, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change, unless the conditions set forth in paragraph 2.2 are not satisfied;

          (j) On the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

          (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (m) The adoption and performance of this Reorganization Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust on behalf of the Acquiring Fund and this Reorganization Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Reorganization Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Trust;

          (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (p) That insofar as it relates to Trust or the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. To the extent required by applicable law, the Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Reorganization Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Reorganization Plan.

     5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5. Subject to the provisions of this Reorganization Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Reorganization Plan.

     5.6. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.7. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Reorganization Plan as promptly as practicable.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Reorganization Plan.

     5.9. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Fund and the Trust contained in this Reorganization Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Reorganization Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Trust and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Reorganization Plan to be performed or complied with by the Trust and the Acquiring Fund on or before the Closing Date; and

     6.3. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Acquired Fund and the Acquired Fund contained in this Reorganization Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Reorganization Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Acquired Fund and the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Reorganization Plan to be performed or complied with by the Acquired Fund or the Acquired Fund on or before the Closing Date;

     7.3. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.4. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Reorganization Plan shall, at its option, not be required to consummate the transactions contemplated by this Reorganization
     Plan:

     8.1. The Reorganization Plan and the transactions contemplated herein shall have been approved by the requisite vote, if any, of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation, By-Laws, applicable Kansas law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Reorganization Plan or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. Dechert LLP shall deliver an opinion addressed to the Trust and the Acquired Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Reorganization Plan shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert LLP determines that the transaction contemplated by this Reorganization Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Acquired Fund and the Trust. Notwithstanding anything herein to the contrary, the Parties may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

     9.1. The Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. Security Investors, LLC, the investment adviser to the Acquired Fund or its affiliates shall bear the expenses relating to the proposed Reorganization. The expenses of the Reorganization shall include, but not be limited to, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials on Form N-14, legal fees, accounting fees, securities registration fees, and expenses of holding the shareholders' meeting.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     The representations, warranties and covenants contained in this Reorganization Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

     This Reorganization Plan and the transactions contemplated hereby may be terminated and abandoned either by resolution of the Board of Directors or the Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board of Directors or the Board of Trustees, make proceeding with the Reorganization Plan inadvisable.

12. AMENDMENTS; WAIVER

     This Reorganization Plan may be amended, modified or supplemented in such manner as may be mutually agreed to in writing by the Parties; provided, however, that following any meeting of the shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Reorganization Plan, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Reorganization Plan to the detriment of such shareholders without their further approval.

     At any time prior to the Closing Date, except as otherwise expressly provided, any of the foregoing conditions may be waived by the Board of Trustees of the Trust or the Board of Directors of the Acquired Fund if, in the judgment of either and upon the advice of counsel, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or the Acquired Fund, as the case may be.

13. HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1. The Article and paragraph headings contained in this Reorganization Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Reorganization Plan.

     13.2. This Reorganization Plan shall be governed by and construed in accordance with the laws of the State of Kansas without regard to its principles of conflicts of laws.

     13.3. This Reorganization Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Reorganization Plan.

     13.4. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only property of such party. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

     IN WITNESS WHEREOF, the Board of Directors of the Acquired Fund and the Board of Trustees of the Trust have caused this Reorganization Plan to be approved on behalf of the Acquiring Fund and the Acquired Fund.

                                         SECURITY CASH FUND


                                         By:
                                                  ------------------------------
                                         Name:    Richard M. Goldman
                                         Title:   President

                                         RYDEX SERIES FUNDS


                                         By:
                                                  ------------------------------
                                         Name:    Carl G. Verboncoeur
                                         Title:   President

          APPENDIX B - ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

                              PORTFOLIO MANAGEMENT

The Acquiring Fund is managed by a team of investment professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of mutual funds distributed by Rydex Distributors, Inc. (the "Rydex Funds"). In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since it was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998 and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Acquiring Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Multi-Hedge Strategies Fund, which is offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Acquiring Fund since 2003.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Acquiring Fund since March 2008.

The Statement of Additional Information of the Acquiring Fund filed with the SEC on March 6, 2009 provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of fund shares.

                             SHAREHOLDER INFORMATION

The Acquiring Fund currently has four classes of shares: A Class, C Class, Investor Class and Advisor Class, which are not offered in this Proxy Statement/Prospectus. The Acquiring Fund will start issuing and offering Investor2 Class shares in connection with the Reorganization. Investor2 Class shares will be offered directly through the Acquiring Fund's transfer agent and also through authorized securities brokers and other financial intermediaries.

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amount is $100.

There is a minimum amount of $20 for subsequent investments in the Acquiring Fund. For more information about investment minimums for subsequent investments, please see "Purchase Procedures."

Rydex reserves the right to modify its minimum account balance requirements at any rime, with or without prior notice to you.

                             TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Acquiring Fund. You may submit transaction orders to buy, sell or exchange Acquiring Fund shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the SEC - the Acquiring Fund reserves the right to advance the time that net asset value ("NAV") is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the Acquiring Fund's Statement of Additional Information and advance notice of early closings will be posted at www.securitybenefit.com.

Notwithstanding the foregoing, the Acquiring Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Acquiring Fund may designate special hours of operation on any such day. In the event that the Acquiring Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, advance notice of these events will be posted at www.securitybenefit.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Acquiring Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Acquiring Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

  ------------------------------------------------------------------------------
                METHOD                                 CUT-OFF TIME
  ------------------------------------------------------------------------------
          By Mail or Phone                             Market Close
  ------------------------------------------------------------------------------
      By Financial Intermediary                       Market Close*
  ------------------------------------------------------------------------------

     * Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Acquiring Fund calculates NAV earlier than normal, as described below, the transfer agent reserves the right to advance the time on that day by which shareholder transaction orders must be received.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

The Acquiring Fund calculates its NAV by:

     o    Taking the current market value of its total assets

     o    Subtracting any liabilities

     o Dividing that amount by the total number of shares owned by shareholders

The Acquiring Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Acquiring Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Acquiring Fund's Statement of Additional Information. These dates are listed in the Acquiring Fund's Statement of Additional Information. For more information on these early closings, please call 800.888.2461 or visit the web site - www.securitybenefit.com.

The Acquiring Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Acquiring Fund's Board of Trustees.

More information about the valuation of the Acquiring Fund's holdings and the amortized cost method can be found in the Acquiring Fund's Statement of Additional Information.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Acquiring Fund. Transaction orders received in good order by your financial intermediary will be processed at the Acquiring Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

                               BUYING FUND SHARES

The Acquiring Fund issues its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, the Acquiring Fund and it's distributor reserve the right to reject or refuse, in whole or in part, any purchase order for Acquiring Fund shares within 72 hours of receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Acquiring Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Acquiring Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail or fax and send purchase proceeds by check, wire transfer or electronic funds transfer. The Acquiring Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks are also not accepted. The transfer agent reserves the right to refuse other payment instruments if, in the sole discretion of fund management, it is deemed to be in the best interests of the Acquiring Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of the transfer agent's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

-------------------------------------------------------------------------------------------------------------------
                                        INITIAL PURCHASE                           SUBSEQUENT PURCHASES
                           -------------------------------------------- -------------------------------------------
  BY MAIL IRA              Complete the account application that        Send written purchase instructions that
  and other                corresponds to the type of account you are   include:
  retirement               opening.                                     o   your name
  accounts require         o                                            o   your shareholder account number
  additional               o   Make sure your investment meets the      o   the Rydex Fund(s) you want to
  paperwork.                   account minimum.                             purchase.
  Call Rydex               ----------------------------------------------------------------------------------------
  Client Services                          Make your check payable to SECURITY DISTRIBUTORS, INC.
  to request a             ----------------------------------------------------------------------------------------
  Retirement                         Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
  Account Investor         ----------------------------------------------------------------------------------------
  application kit.                Include the name of the Rydex Fund(s) you want to purchase on your check.
                           ----------------------------------------------------------------------------------------
                                    Mail your application and                   Mail your written purchase
                                            check to:                           instructions and check to:
                           -------------------------------------------- -------------------------------------------
                                                               MAILING ADDRESS
                           Security Distributors, Inc.,
                           PO Box 750525
                                                            Topeka, KS 66675-0525
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                        INITIAL PURCHASE                           SUBSEQUENT PURCHASES
                           -------------------------------------------- -------------------------------------------
                           Submit new account paperwork, and            Be sure to designate in your wire
                           then call 800.888.2461 to obtain             instructions the Fund(s) you want
                           your account number.                         to purchase.

                           o   .
                           o   Make sure your investment meets the      instructions the Fund(s) you want to
                               account minimum.                         purchase.
                           -------------------------------------------- -------------------------------------------
  BY WIRE                  You will receive a confirmation number to verify that your purchase order has been
  National Sales           accepted.
  Center
  phone                    IF YOU DO NOT NOTIFY THE NATIONAL SALES CENTER OF THE INCOMING WIRE, YOUR PURCHASE
  Number:                  ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
  800.888.2461

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
  BY AUTOMATIC BANK                     INITIAL PURCHASE                           SUBSEQUENT PURCHASES
  DRAFT
                           -------------------------------------------- -------------------------------------------
                            Not available for initial purchases.        SUBSEQUENT PURCHASES MADE VIA AUTOMATIC
                                                                        BANK DRAFT MUST BE A MINIMUM OF $20.  To
                                                                        make a subsequent purchase fax written
                                                                        purchase instructions that include:
                                                                        o   your name
                                                                        o   your shareholder account number
                                                                        o   the Fund(s) you want to purchase
                                                                        o   bank information (if not on record).
-------------------------------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Your purchase order will ordinarily be cancelled under the following circumstances:

     o   if your bank does not honor your check for any reason

     o   if the transfer agent does not receive your wire transfer

     o   if the transfer agent does not receive your automatic bank draft

     o   if your bank does not honor your automatic bank draft

If your purchase order is cancelled for any of these reasons, you will not be entitled to benefit from any increase in NAV that the Acquiring Fund may have experienced from the time of your order to the time of its cancellation. In addition, if the Acquiring Fund's NAV decreases in value from the time of your order to the time of its cancellation, the Acquiring Fund will hold you liable for any losses that it incurs as a result of your cancelled order.

                               SELLING FUND SHARES

The Acquiring Fund redeems its shares continuously and investors may sell their shares back to the Acquiring Fund on any Business Day. You may redeem all or any portion of your Acquiring Fund shares at the Acquiring Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Acquiring Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Acquiring Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Acquiring Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Acquiring Fund redeems your shares in kind, you may bear transaction costs and will bear marker risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through the Acquiring Fund's transfer agent directly. The Acquiring Fund also offers you the option to send redemption orders to Rydex Investments by:

--------------------------- ----------------------------------------------------
                            STANDARD DELIVERY
                            Security Distributors, Inc.
                            P.O. Box 750525
             MAIL           Topeka, KS  66675-0525
---------------------------
                            800.888.2461 (not available for retirement accounts)
        TELEPHONE (FOR
    REDEMPTIONS LESS THAN
           $25,000)
---------------------------
                            Follow the directions on the web at
           INTERNET         www.securitybenefit.com
--------------------------- ----------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     o   your name

     o   your shareholder account number

     o   Fund name(s)

     o   dollar amount or number of shares you would like to sell

     o whether you want your sale proceeds sent to you by check, wire or automatic bank draft (a new alternate payee, a new address, or new wire instructions may require a signature guarantee)

     o   signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given the transfer agent written authorization to allow you to make redemptions from the account.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account ("IRA") may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving a valid redemption request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or automatic bank draft (not wire purchases), payment of redemption proceeds may be delayed until your purchase has cleared. It will take up to 15 days for your purchase to clear.

All redemptions will be mailed to your address of record, sent electronically, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third parry or to a location other than your address of record or bank account of record, your redemption request must be in writing, must include a signature guarantee and may not be faxed.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. For joint accounts, both signatures must be guaranteed. You may not use fax to transmit a signature guarantee to the Acquiring Fund.

REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the Acquiring Fund by writing drafts for $100 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e., electronic bill payments or ACH). If your balance in the Acquiring Fund is insufficient to cover the amount of your draft, the transfer agent will return it as insufficient funds.

Because of the difficulty of determining in advance the exact value of your Acquiring Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. You may also be charged a

$25 fee for any draft than cannot be honored due to insufficient funds. The Acquiring Fund may suspend the draft writing privilege at any time.

                             EXCHANGING FUND SHARES

As described herein, an exchange is when you sell shares of the Acquiring Fund and use the proceeds from that sale to purchase shares of a Security Fund. The Security Funds include each share class of the Security Equity Fund (and each of its series); the Security Income Fund (and each of its series); the Security Large Cap Value Fund (and each of its series); and the Security Mid Cap Growth Fund. Investors may make exchanges on any Business Day of the Acquiring Fund for shares of any Security Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. All exchange requests must be received by the Acquiring Fund's transfer agent or your financial intermediary prior to the cut-off time to be processed at that Business Day's NAV. See "Exchanges with Security Funds" for additional information.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through the transfer agent directly. The Acquiring Fund also offers you the option to send exchange requests by:

-------------------- -----------------------------------------------------------
                     Security Distributors, Inc.
        MAIL         P.O. Box 750525
                     Topeka, KS  66675-0525
-------------------- -----------------------------------------------------------
                     785-368.1772
        FAX
-------------------- -----------------------------------------------------------
                     800.888.2461
     TELEPHONE
-------------------- -----------------------------------------------------------
                     Follow the directions on the web at www.securitybenefit.com INTERNET
-------------------- -----------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     o    your name

     o    your shareholder account number

     o Fund name(s) you are exchanging out of (selling) and Acquiring Fund name(s) you are exchanging into (buying)

     o dollar amount, number of shares or percentage of Acquiring Fund position involved in the exchange

     o signature of account owner(s) (nor required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given the transfer agent written authorization to allow you to trade the account.

EXCHANGES WITH SECURITY FUNDS

On any Business Day, investors may make exchanges of the Fund for shares of any Security Fund, which are offered in a separate prospectus. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF THE FUND FOR SHARES OF ANY SECURITY FUND, YOU SHOULD OBTAIN AND REVIEW THAT SECURITY FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You may obtain a prospectus for any Security Fund by calling 800.888.2461 or visiting the web at www.securitybenefit.com.

                                ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Acquiring Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Acquiring Fund may use this information to attempt to verify your identity. The Acquiring Fund may not be able to establish an account if the necessary information is not received. The Acquiring Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Acquiring Fund is unable to verify your identity after your account is established, the Acquiring Fund may be required to redeem your shares and close your account.

The Acquiring Fund provides accounts for U.S. citizens and resident aliens and will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold shares of the Acquiring Fund through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification are part of the Acquiring Fund's overall obligation to deter money laundering under applicable law. The Acquiring Fund has adopted an anti-money laundering compliance program designed to prevent the Acquiring Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Acquiring Fund reserves the right to
(i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Acquiring Fund's management, they are deemed to be in the best interests of the Acquiring Fund or in cases when the Acquiring Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Acquiring Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.888.2461. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Acquiring Fund has instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Acquiring Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Acquiring Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach the National Sales Center by telephone or access the internet site www.securitybenefit.com. The Acquiring Fund will not be liable for any losses resulting from a cause over which the Acquiring Fund does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach the National Sales Center by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions.

1(800) 888-2461

You may access information about the Acquiring Fund and your account anytime by calling 800.888.2461. This automated line gives you telephone access to Acquiring Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your account.

SERVICE AND OTHER FEES

The transfer agent may charge the following administrative fees on accounts held directly through the Acquiring Fund's transfer agent for services associated with the following:

     o    $20 for wire transfers of redemption proceeds

     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $20 for standard overnight packages (fee may be higher for special delivery options

     o    $25 for bounced drafts or automatic bank drafts

     o The transfer agent reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

The transfer agent reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Simple, Roth IRA and 403(b) accounts, are charged an annual $10 maintenance fee, which is deducted from your account on a day determined by the transfer agent during the last quarter of each calendar year. In lieu of this fee being deducted from your account, you may pay the fee by sending a check.

RIGHTS RESERVED BY THE ACQUIRING FUND

The Acquiring Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of the Acquiring Fund's management, it is deemed to be in the best interests of the Acquiring Fund or in cases where the Acquiring Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Acquiring Fund is required to withhold such proceeds.

                      DISTRIBUTION AND SHAREHOLDER SERVICES


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of the Acquiring Fund's shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Acquiring Fund. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Acquiring Fund and promote the retention of their customer's assets in the Acquiring Fund. Any payments described above will not change the price paid by investors for the purchase of the Acquiring Fund's shares or the amount that any particular Acquiring Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Acquiring Fund that are conducted by dealers.

                           DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

The Acquiring Fund will declare dividends daily and pay them monthly or upon redemption. If you own Acquiring Fund shares on the Acquiring Fund's record date, you will be entitled to receive the dividend. The Acquiring Fund may declare and pay dividends on the same date. The Acquiring Fund makes distributions of capital gains, if any, at least annually. The Acquiring Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Acquiring Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will he paid in the form of additional Acquiring Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Acquiring Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Acquiring Fund receives your written notice. To cancel your election, simply send written notice to the Acquiring Fund. Dividends and distributions with values of $25 or less may be automatically reinvested.

                                 TAX INFORMATION

The following is a summary of some important tax issues that affect the Acquiring Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Acquiring Fund, or the tax consequences of an investment in the Acquiring Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE ACQUIRING FUND'S STATEMENT OF ADDITIONAL INFORMATION. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE ACQUIRING FUND

The Acquiring Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Acquiring Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     o The Acquiring Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     o The income dividends and short-term capital gains distributions you receive from the Acquiring Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rare to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Acquiring Fund receives qualified dividend income. The Acquiring Fund does not expect to make distributions that will be treated as qualified dividend income.

     o Any long-term capital gains distributions you receive from the Acquiring Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%. The Acquiring Fund does not expect to distribute any long-term capital gains.

     o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Acquiring Fund from U.S. corporations, subject to certain limitations.

     o The Acquiring Fund does not expect to make any distributions of dividends qualified for the dividends-received deduction.

     o Distributions paid in January but declared by the Acquiring Fund in October, November or December of the previous year may be taxable to you in the previous year.

     o The Acquiring Fund will inform you of the amount of distributions shortly after the close of each calendar year. It is expected that all distributions from the Acquiring Fund will be ordinary income.

     o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF ACQUIRING FUND SHARES MAY BE A TAXABLE EVENT TO YOU. There will be no gain or loss on a sale, exchange or redemption of shares of the Acquiring Fund so long as the Acquiring Fund shares maintain a stable price per share of $1.00. For tax purposes, an exchange of Acquiring Fund shares for shares of a Security Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Acquiring Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Acquiring Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Acquiring Fund and ownership of Acquiring Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how share and local tax laws affect your investment in Acquiring Fund shares.

          APPENDIX C - THE ACQUIRING FUND'S BOARD MEMBERS AND OFFICERS


MEMBERS OF THE BOARD OF TRUSTEES AND OFFICERS OF RYDEX SERIES FUND (THE "TRUST"). Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board of the Trust. The members of the Board of Trustees of the Trust serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

----------------- ------------------- ------------------------------------------------- -------------- ---------------
NAME, ADDRESS     POSITION(S) HELD    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       NUMBER OF      OTHER
AND AGE OF        WITH THE TRUST,                                                       PORTFOLIOS     DIRECTORSHIPS
TRUSTEE           TERM OF OFFICE                                                        IN FUND        HELD BY
                  AND LENGTH OF                                                         COMPLEX        TRUSTEE
                  TIME SERVED                                                           OVERSEEN BY
                                                                                        TRUSTEE
----------------- ------------------- ------------------------------------------------- -------------- ---------------
Michael P.        Trustee from 2005   PADCO Advisors, Inc.:                                  158            None
Byrum (38)        to present.
                                      Director from January 2008 to present;
                                      Chief Investment Officer from August 2006
                                      to present; President from May 2004 to
                                      present; Secretary from December 2002 to
                                      present; Chief Operating Officer of PADCO
                                      Advisors, Inc., from October 2003 to May
                                      2004; and Executive Vice President from
                                      December 2002 to May 2004

                                      PADCO Advisors II, Inc.:

                                      Director from January 2008 to present;
                                      Chief Investment Officer from August 2006 to present; President from May 2004 to present; Secretary from December 2002 to present; Chief Operating Officer of PADCO
                                      Advisors II, Inc., from December 2003 to
                                      May 2004; and Executive Vice President
                                      from December 2002 to May 2004

                                      Rydex Advisory Services:

                                      President from August 2004 to present



                                      Rydex Capital Partners I, LLC:

                                      President  and  Secretary  from  October 2003 to
                                      April 2007



                                      Rydex Capital Partners II, LLC:

                                      President  and  Secretary  from  October 2003 to
                                      April 2007
----------------- ------------------- ------------------------------------------------- -------------- ---------------


                                       C-1

----------------- ------------------- ------------------------------------------------- -------------- ---------------
                                      Rydex Distributors, Inc.:

                                      Secretary from December 2001 to May 2004;
                                      Executive Vice President from December
                                      2002 to May 2004; and Chief Operating
                                      Officer from December 2003 to May 2004

                                      Rydex Fund Services, Inc.:

                                      Secretary from December 2002 to present;
                                      Executive Vice President from December
                                      2002 to August 2006; and Chief Operating
                                      Officer from December 2003 to May 2004

                                      Rydex Holdings, Inc.:

                                      Secretary from December 2005 to present and
                                      Executive Vice President from December 2005 to
                                      August 2006

                                      Advisor Research Center, Inc.:

                                      Secretary from May 2006 to present and
                                      Executive Vice President from May 2006 to
                                      August 2006

                                      Rydex Specialized Products, LLC:

                                      Director and Secretary from September 2005 to
                                      present
----------------- ------------------- ------------------------------------------------- -------------- ---------------
Carl G.           Trustee from 2004   PADCO Advisors, Inc.:                                  158            None
Verboncoeur (56)  to present;
                  President from      Director from January 2008 to present; Chief
                  2003 to present;    Executive Officer from October 2003 to January
                  Vice President      2009; Executive Vice President from December
                  from 1997 to        2002 to October 2003; President from October
                  present; and        2003 to May 2004; and Treasurer from December
                  Treasurer from      2002 to January 2009
                  1997 to 2003.

                                      PADCO Advisors II, Inc.

                                      Director from January 2008 to present;
                                      Chief Executive Officer from December 2003
                                      to January 2009 Executive Vice President
                                      from December 2002 to December 2003;
                                      President from December 2002 to May 2004;
                                      and Treasurer from December 2003 to
                                      January 2009
----------------- ------------------- ------------------------------------------------- -------------- ---------------


                                       C-2

----------------- ------------------- ------------------------------------------------- -------------- ---------------
                                      Rydex Capital Partners I, LLC:

                                      Treasurer from October 2003 to April 2007, and
                                      Executive Vice President from October 2003 to
                                      August 2006

                                      Rydex Capital Partners II, LLC:

                                      Treasurer from October 2003 to April 2007, and
                                      Executive Vice President from October 2003 to
                                      August 2006

                                      Rydex Advisory Services:

                                      Chief Executive Officer from August 2004 to
                                      January 2009

                                      Rydex Distributors, Inc.:

                                      President and Chief Executive Officer from
                                      December 2003 to January 2009; Treasurer from December 2002 to January 2009;
                                      Executive Vice President from December
                                      2002 to December 2003; and Vice President from December 2001 to December 2002

                                      Rydex Fund Services, Inc.:

                                      Chief Executive Officer from December 2003 to January 2009; President and Treasurer from December 2002 to present; and Executive Vice President from December
                                      2001 to December 2002

                                      Rydex Holdings, Inc.:

                                      Executive  Advisor from January 2009 to present;
                                      Chief Executive Officer, President and
                                      Treasurer from December 2005 to January 2009

                                      Advisor Research Center, Inc.:

                                      Chief Executive Officer, President and
                                      Treasurer from May 2006 to January 2009
----------------- ------------------- ------------------------------------------------- -------------- ---------------


                                       C-3

----------------- ------------------- ------------------------------------------------- -------------- ---------------
                                      Rydex Specialized Products, LLC:

                                      Chief Executive Officer, Director and Treasurer
                                      from September 2005 to January 2009
----------------- ------------------- ------------------------------------------------- -------------- ---------------
Corey A.          Trustee from 1993   Retired from August 2006 to present.  President        158            None
Colehour (63)     to present; and     and Senior Vice President of Schield Management
                  Member of the       Company (registered investment adviser) from
                  Audit and           2003 to 2006
                  Governance and
                  Nominating
                  Committees
                  from 1995
                  to present.
----------------- ------------------- ------------------------------------------------- -------------- ---------------
J. Kenneth        Trustee from 1995   Retired                                                158            None
Dalton (68)       to present;
                  Member of the
                  Governance and
                  Nominating
                  Committee from
                  1995 to
                  present; and
                  Chairman of the
                  Audit Committee
                  from 1997 to
                  present.
----------------- ------------------- ------------------------------------------------- -------------- ---------------
John O. Demaret   Trustee from 1997   Retired                                                158            None
(69)              to present;
                  Chairman of the
                  Board from 2006
                  to present; and
                  Member of the
                  Audit and
                  Governance and
                  Nominating
                  Committees from
                  1997 to
                  present.
----------------- ------------------- ------------------------------------------------- -------------- ---------------
Werner E.         Trustee and         Founder and President of Keller Partners, LLC          158            None
Keller (68)       Member of the       (registered investment adviser) from 2005 to
                  Audit and           present; and Retired from 2001 to 2005.
                  Governance and
                  Nominating
                  Committees from
                  2005 to present.
----------------- ------------------- ------------------------------------------------- -------------- ---------------
Thomas F. Lydon   Trustee and         President of Global Trends Investments                 158          Board of
(49)              Member of the       (registered investment adviser) from 1996 to                      Directors of
                  Audit and           present.                                                           US Global
                  Governance and                                                                         Investors
                  Nominating                                                                            since April
                  Committees from                                                                           1995
                  2005 to present.
----------------- ------------------- ------------------------------------------------- -------------- ---------------


                                       C-4

----------------- ------------------- ------------------------------------------------- -------------- ---------------
Patrick T.        Trustee from 1997   Chief Executive Officer of Par Industries,             158            None
McCarville (66)   to present;         Inc., d/b/a Par Leasing from 1977 to present.
                  Chairman of the     Governance and Nominating Committee from 1997
                  to present; and
                  Member of the
                  Audit Committee
                  from 1997 to
                  present.
----------------- ------------------- ------------------------------------------------- -------------- ---------------
Roger Somers      Trustee from 1993   Founder and Chief Executive Officer of Arrow           158            None
(64)              to present; and     Limousine from 1965 to present.
                  Member of the
                  Audit and
                  Governance and
                  Nominating
                  Committees
                  from 1995
                  to present.
-----------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS
-----------------------------------------------------------------------------------------------------------------------
Nick Bonos (45)   Vice President      Senior Vice President of Fund Services of PADCO       158       Not Applicable
                  and Treasurer       Advisors, Inc. from August 2006 to present;
                  from 2003 to        Senior Vice President of Rydex Fund Services,
                  present.            Inc. from December 2003 to August 2006; Vice
                                      President of Accounting, Rydex Fund Services,
                                      Inc. from 2001 to 2003; and Chief Financial
                                      Officer and Manager of Rydex Specialized
                                      Products, LLC from September 2005 to present;
                                      and Chief Executive Officer, President, and
                                      Director of Rydex Fund Services, Inc. from
                                      January 2009 to present

----------------- ------------------- ------------------------------------------------- ------------- -----------------
Joanna M.         Chief Compliance    Chief Compliance Officer of PADCO Advisors,           158       Not Applicable
Haigney (42)      Officer from 2004   Inc. and PADCO Advisors II, Inc. from May 2005
                  to present; and     to present and Rydex Capital Partners I, LLC
                  Secretary from      and Rydex Capital Partners II, LLC from August
                  2000 to present.    2006 to April 2007; Vice President of
                                      Compliance of PADCO Advisors, Inc., from August
                                      2006 to present; Assistant Secretary of Rydex
                                      Distributors, Inc. from December 2001 to
                                      December 2003; and Vice President of Rydex
                                      Distributors, Inc. from December 2003 to May
                                      2004 and Rydex Fund Services, Inc. from
                                      December 2001 to August 2006; and Director of
                                      Rydex Distributors, Inc. from January 2009 to
                                      present

----------------- ------------------- ------------------------------------------------- ------------- -----------------
Joseph Arruda     Assistant           Vice President of PADCO Advisors, Inc. and            158       Not Applicable
(41)              Treasurer from      PADCO Advisors II, Inc. from 2004 to present;
                  2006 to present.    Director of Accounting of PADCO Advisors, Inc.
                                      and PADCO Advisors II, Inc. from 2003 to 2004;
                                      Vice President of Mutual Funds, State Street
                                      Bank & Trust from 2000 to 2003
----------------- ------------------- ------------------------------------------------- -------------- ---------------


                                       C-5

----------------- ------------------- ------------------------------------------------- -------------- ---------------
Paula Billos      Controller from     Director of Fund Administration of PADCO              158       Not Applicable
(33)              2006 to present.    Advisors, Inc. and PADCO Advisors II, Inc. from
                                      2001 to present
----------------- ------------------- ------------------------------------------------- ------------- -----------------

               APPENDIX D - COMPARISON OF FUND INVESTMENT POLICIES

                              FUNDAMENTAL POLICIES

The following are fundamental policies of the Funds, and cannot be changed with respect to the Acquired Fund or the Acquiring Fund without the consent of the holders of a majority of the respective Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

------------------------- --------------------------------------------- --------------------------------------------
                                         ACQUIRED FUND                                ACQUIRING FUND
------------------------- --------------------------------------------- --------------------------------------------
Loans                     Not lend any security or make any other       Shall not make loans to others except
                          loan if, as a result, more than 33 1/3% of    through the purchase of qualified debt
                          the Acquired Fund's total assets would be     obligations, loans of portfolio securities
                          lent to other parties, except (i) through     and entry into repurchase agreements.
                          the purchase of a portion of an issue of
                          debt securities in accordance with its
                          investment objective and policies, or (ii)
                          by engaging in repurchase agreements with
                          respect to portfolio securities.
------------------------- --------------------------------------------- --------------------------------------------
Securities Lending        ---------                                     Shall not lend its portfolio securities in
                                                                        excess of 15% of the Acquiring Fund's
                                                                        total assets. Any loans of the Acquiring
                                                                        Fund's portfolio securities will be made
                                                                        according to guidelines established by the
                                                                        Board of Trustees, including maintenance
                                                                        of cash collateral of the borrower equal
                                                                        at all times to the current market value
                                                                        of the securities loaned.
------------------------- --------------------------------------------- --------------------------------------------
Senior Securities         Not to issue senior securities, except as     Shall not issue senior securities, except
                          permitted under the 1940 Act.                 as permitted by the Acquiring Fund's
                                                                        investment objectives and policies.
                          The term "as permitted under the 1940 Act"
                          indicates that, unless otherwise limited by
                          non-fundamental policies, the Funds can issue
                          senior securities to the extent permitted by
                          the 1940 Act and interpretations thereof,
                          and that no further action generally would be
                          needed to conform the senior securities
                          policy of the Funds to future change in the
                          1940 Act and interpretations thereof.
------------------------- --------------------------------------------- --------------------------------------------
Options                   ---------                                     Shall not write or purchase put or call
                                                                        options.
------------------------- --------------------------------------------- --------------------------------------------
Other Investment          ---------                                     Shall not invest in securities of other
Companies                                                               investment companies, except as these
                                                                        securities may be acquired as part of a
                                                                        merger, consolidation, acquisition of
                                                                        assets, or plan of reorganization.
------------------------- --------------------------------------------- --------------------------------------------


                                       D-1

------------------------- --------------------------------------------- --------------------------------------------
                                         ACQUIRED FUND                                ACQUIRING FUND
------------------------- --------------------------------------------- --------------------------------------------
Mortgage, Pledge,         ---------                                     Shall not mortgage, pledge, or hypothecate
Hypothecate                                                             the Acquiring Fund's assets except to
                                                                        secure permitted borrowings. In those
                                                                        cases, the Acquiring Fund may mortgage,
                                                                        pledge, or hypothecate assets having a
                                                                        market value not exceeding the lesser
                                                                        of the dollar amounts borrowed or 15%
                                                                        of the value of total assets of the
                                                                        Acquiring Fund at the time of the borrowing.
------------------------- --------------------------------------------- --------------------------------------------
Short Sales               ---------                                     May not make short sales of portfolio
                                                                        securities or purchase any portfolio
                                                                        securities on margin, except for such
                                                                        short-term credits as are necessary for
                                                                        the clearance of transactions.
------------------------- --------------------------------------------- --------------------------------------------
Investments in One        Not to invest more than 5% of its total       ---------
Issuer                    assets in the securities of any one issuer
                          (other than obligations of, or guaranteed
                          by, the U.S. government, its agencies or
                          instrumentalities), provided, that this
                          limitation applies only with respect to 75%
                          of a Fund's total assets
------------------------- --------------------------------------------- --------------------------------------------
Ownership of One Issuer   Not to purchase a security if, as a result,   ---------
                          with respect to 75% of the value of the
                          Fund's total assets, more than 10% of the
                          outstanding voting securities of any one
                          issuer would be held by the Fund (other
                          than obligations issued or guaranteed by
                          the U.S. government, its agencies or
                          instrumentalities)
------------------------- --------------------------------------------- --------------------------------------------
Underwriting              Not to act as underwriter of securities       ---------
                          issued by others, except to the extent that
                          the Acquired Fund may be considered an
                          underwriter within the meaning of the 1933
                          Act in the disposition of restricted
                          securities
------------------------- --------------------------------------------- --------------------------------------------
Concentration             Not to invest in an amount equal to, or in    ---------
                          excess of, 25% or more of the Acquired
                          Fund's total assets in a particular
                          industry (other than securities of the U.S.
                          government, its agencies or
                          instrumentalities)
------------------------- --------------------------------------------- --------------------------------------------
Real Estate               Not to purchase or sell real estate unless    ---------
                          acquired as a result of ownership of
                          securities or other instruments (but this
                          does not prevent the Acquired Fund from
                          investing in securities or other
                          instruments backed by real estate or
                          securities of companies engaged in the real
                          estate business).
------------------------- --------------------------------------------- --------------------------------------------


                                       D-2

------------------------- --------------------------------------------- --------------------------------------------
                                         ACQUIRED FUND                                ACQUIRING FUND
------------------------- --------------------------------------------- --------------------------------------------
Commodities               Not to purchase or sell physical              ---------
                          commodities, except that the Acquired Fund
                          may enter into futures contracts and
                          options thereon.
------------------------- --------------------------------------------- --------------------------------------------
Borrowing                 Not to borrow in excess of 33 1/3% of the     ---------
                          Acquired Fund's total assets.
------------------------- --------------------------------------------- --------------------------------------------

                     NON FUNDAMENTAL ("OPERATING") POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board:

------------------------- -------------------------------------------- ----------------------------------------------
                                         ACQUIRED FUND                                ACQUIRING FUND
------------------------- -------------------------------------------- ----------------------------------------------
Warrants                  ---------                                    May not invest in warrants
------------------------- -------------------------------------------- ----------------------------------------------
Real Estate Limited       ---------                                    May not invest in real estate limited
Partnerships                                                           partnerships
------------------------- -------------------------------------------- ----------------------------------------------
Oil and Gas               The fund may not invest in oil, gas,         May not invest in mineral leases
Programs                  mineral leases or other mineral exploration
                          or development programs
------------------------- -------------------------------------------- ----------------------------------------------
Other Investment          Except in connection with a merger,          May not acquire any securities of registered
Companies                 consolidation, acquisition, or               open-end investment companies or registered
                          reorganization, the Acquired Fund may not    unit investment trusts in reliance on
                          invest in securities of other investment     Section 12(d)(1)(G) or (F), if such Fund is
                          companies, except in compliance with the     an Essential Portfolio Underlying Fund or an
                          Investment Company Act and the rules         Alternative Strategies Allocation Underlying
                          thereunder.                                  Fund (the Rydex Essential Portfolio Funds
                                                                       and Rydex Alternative Strategies Allocation
                                                                       Fund, which are funds of funds, are described
                                                                       in a separate Rydex Series Funds Statement
                                                                       of Additional Information dated August 1,
                                                                       2008).
------------------------- -------------------------------------------- ----------------------------------------------
Fixed Income Securities   ---------                                    May not change its investment strategy to
                                                                       invest at least 80% of its net assets, plus
                                                                       any borrowings for investment purposes, in
                                                                       fixed income securities issued by the U.S.
                                                                       government (and derivatives thereof) without
                                                                       60 days' prior notice to shareholders
------------------------- -------------------------------------------- ----------------------------------------------
Loans                     The Acquired Fund may not lend assets        ---------
                          other than securities to other parties,
                          except as otherwise provided in the Fund's
                          fundamental policies.

                          (This limitation does not apply to purchases of debt
                          securities or to repurchase agreements.)
------------------------- -------------------------------------------- ----------------------------------------------


                                       D-3

------------------------- --------------------------------------------- --------------------------------------------
                                         ACQUIRED FUND                                ACQUIRING FUND
------------------------- --------------------------------------------- --------------------------------------------
Options                   The Acquired Fund may write only covered     ---------
                          put and call options. The Acquired Fund
                          will not invest in puts, calls, or any
                          combination thereof.
------------------------- -------------------------------------------- ----------------------------------------------
Borrowing                 The Funds may not borrow money or            ---------
                          securities for any purposes except that
                          borrowing up to 10% of the Acquired Fund's
                          total assets from commercial banks is
                          permitted for emergency or temporary
                          purposes. The Acquired Fund may not
                          purchase securities while borrowings equal
                          to 5% or more of its total assets are
                          outstanding.

                          The policy on borrowing is not intended to
                          limit the ability to pledge assets to the
                          extent permitted under the 1940 Act.
------------------------- -------------------------------------------- ----------------------------------------------
Short Sales               The Acquired Fund may not sell securities    ---------
                          short unless it owns or has the right to
                          obtain securities equivalent in kind and
                          amount to the securities sold short and
                          provided that transactions in futures
                          contracts and options are not deemed to
                          constitute selling securities short.
------------------------- -------------------------------------------- ----------------------------------------------
Margin                    The Acquired Fund does not intend to         ---------
                          purchase securities on margin, except that
                          the Acquired Fund may obtain such
                          short-term credits as are necessary for
                          the clearance of transactions and provided
                          that margin payments in connection with
                          futures contracts and options on futures
                          contracts shall not constitute purchasing
                          securities on margin.
------------------------- -------------------------------------------- ----------------------------------------------
Permissible Securities    The Acquired Fund may not purchase           ---------
                          securities other than U.S. government
                          securities, bank obligations and corporate
                          obligations.
------------------------- -------------------------------------------- ----------------------------------------------
Futures                   The Acquired Fund may not purchase futures   ---------
                          contracts or options thereon
------------------------- -------------------------------------------- ----------------------------------------------
Operating History         The Acquired Fund may not invest in securities
                          of an issuer that, together with any predecessor,
                          has been in operation for less than three years if,
                          as a result, more than 5% of the total assets of
                          the Acquired Fund would then be invested in such
                          securities.
------------------------- -------------------------------------------- ----------------------------------------------


                                      D-4

------------------------- --------------------------------------------- --------------------------------------------
                                         ACQUIRED FUND                                ACQUIRING FUND
------------------------- --------------------------------------------- --------------------------------------------
Control of Portfolio      The Acquired Fund may not invest in
Companies                 companies for the purpose of exercising
                          management or control.
------------------------- -------------------------------------------- ----------------------------------------------

              APPENDIX E -THE ACQUIRED FUND'S FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Acquired Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund (assuming reinvestment of all dividends and distributions). The information provided below for each respective period has been audited by Ernst & Young LLP, whose reports, along with the financial statements and related notes, appear in the Acquired Fund's most recent annual report, which is available upon request.

                                                                                YEAR ENDED DECEMBER 31

                                                                   2008        2007        2006       2005        2004
--------------------------------------------------------------- ----------- ----------- ----------- ---------- -----------
PER SHARE DATA
Net asset value, beginning of period                                 $1.00       $1.00       $1.00       $1.00      $1.00
--------------------------------------------------------------- ----------- ----------- ----------- ---------- -----------
Income (loss) from investment operations:
Net investment income(a)                                              0.02        0.04        0.04        0.02        ---(b)
                                                                ----------- ----------- ----------- ---------- -----------
Total from investment operations                                      0.02        0.04        0.04        0.02        ---
--------------------------------------------------------------- ----------- ----------- ----------- ---------- -----------
Less distributions
Dividends from net investment income                                 (0.02)      (0.04)      (0.04)      (0.02)       ---(c)
                                                                ----------- ----------- ----------- ---------- -----------
Total distributions                                                  (0.02)      (0.04)      (0.04)      (0.02)       ---
                                                                ----------- ----------- ----------- ---------- -----------
Net asset value, end of period                                       $1.00       $1.00       $1.00       $1.00      $1.00
                                                                =========== =========== =========== ========== ===========

--------------------------------------------------------------- ----------- ----------- ----------- ---------- -----------
TOTAL RETURN                                                         1.72%       4.34%       4.13%       2.30%      0.40%
--------------------------------------------------------------- ----------- ----------- ----------- ---------- -----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                           $72,676     $91,682     $50,944     $43,659    $49,398
--------------------------------------------------------------- ----------- ----------- ----------- ---------- -----------
Ratios to average net assets:
Net investment income                                                1.82%       4.22%       4.11%       2.26%      0.40%
Total expenses(d)                                                    1.01%       1.15%       1.42%       1.38%      1.26%
Net expenses(e)                                                      1.00%       0.99%       1.00%       1.00%      0.99%
Net expenses prior to custodian earnings credits and net             1.00%       0.99%       1.00%       1.00%      0.99%
of expense waivers
--------------------------------------------------------------- ----------- ----------- ----------- ---------- -----------

a Net investment income was computed using the average shares outstanding throughout the period.

b    Net investment income is less than $0.01 per share.

c    Dividends from net investment income are less than $0.01 per share.

d Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable..

e Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

                       APPENDIX F - OWNERSHIP INFORMATION


As of the Record Date, to the knowledge of each Fund, the name, address, and share ownership of persons who owned of record or beneficially 5% or more of any class of the Fund's outstanding shares are set forth below:

SECURITY CASH FUND

------------------------------------------- ----------------------- ------------------------ -----------------------
NAME AND ADDRESS OF SHAREHOLDER                                                               PERCENTAGE (ROUNDED)
                                              TYPE OF OWNERSHIP      PERCENTAGE (ROUNDED)       OF COMBINED FUND
                                                                    OF CLASS OF SHARES AND         AFTER THE
                                                                            OF FUND             REORGANIZATION*
------------------------------------------- ----------------------- ------------------------ -----------------------
Security Distributors, Inc.                      Record Owner                 52%                      2%
Topeka, Kansas
------------------------------------------- ----------------------- ------------------------ -----------------------

U.S. GOVERNMENT MONEY MARKET FUND

------------------------------------------- ----------------------- ------------------------ -----------------------
NAME AND ADDRESS OF SHAREHOLDER              PERCENT OF CLASS OF      PERCENTAGE OF FUND         PERCENTAGE OF
                                              SHARES AND TYPE OF                              COMBINED FUND AFTER
                                                  OWNERSHIP                                   THE REORGANIZATION*
------------------------------------------- ----------------------- ------------------------ -----------------------
National Financial Services                     Investor Class
New York, New York                               Record Owner                 15%                     14%
                                       22%
------------------------------------------- ----------------------- ------------------------ -----------------------
National Financial Services                     Advisor Class
New York, New York                               Record Owner                 2%                       2%
                                       11%
------------------------------------------- ----------------------- ------------------------ -----------------------
Trust Company of America                        Advisor Class
Englewood, Colorado                              Record Owner                 3%                       3%
                                       15%
------------------------------------------- ----------------------- ------------------------ -----------------------
Genworth Financial Trust Company                Advisor Class
Phoenix, Arizona                                 Record Owner                 1%                       1%
                                                      5%
------------------------------------------- ----------------------- ------------------------ -----------------------
First Clearing, LLC                                A Class
Naples, Florida                                  Record Owner            Less than 1%             Less than 1%
                                                      7%
------------------------------------------- ----------------------- ------------------------ -----------------------


---------------
* On a pro forma basis, assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on the Record Date.

                               SECURITY CASH FUND
                           ONE SECURITY BENEFIT PLACE
                              TOPEKA, KS 66636-0001


                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                                  JUNE 19, 2009

The undersigned hereby appoint(s) Amy J. Lee, Donald A. Chubb, Jr. and Brenda M. Harwood, or any one of them, proxies, each of them with full power of substitution, to vote and act with respect to all shares of Security Cash Fund (the "Acquired Fund") which the undersigned is entitled to vote at the Special Meeting of Security Cash Fund shareholders to be held at the executive offices of Security Cash Fund, One Security Benefit Place, Topeka, Kansas 66636, June 19, 2009 at 1:00 p.m. Central time and at any adjournment(s) or postponements thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. This proxy card will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY CARD WILL BE VOTED "FOR" PROPOSAL 1. THE PROXIES ARE AUTHORIZED, IN THEIR DISCRETION, TO VOTE UPON SUCH MATTERS AS MAY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENTS.



                            - FOLD AND DETACH HERE -
.................................................................................


                               SECURITY CASH FUND
                              (the "Acquired Fund")
            SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 19, 2009

       THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL

Please vote, date and sign this proxy card and return it promptly in the enclosed envelope. Please indicate your vote by an "x" in the appropriate box below:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Acquired Fund by U.S. Government Money Market Fund (the "Acquiring Fund"), a series of Rydex Series Fund, solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund.

             FOR         AGAINST        ABSTAIN

             |-|           |-|            |-|

                                                      PLEASE VOTE BY       |X|
                                                      CHECKING THE
                                                      APPROPRIATE BOX
                                                      AS IN THIS EXAMPLE

                                    Date: ____________________________


                                    /s/
                                    __________________________________
                                    Signature

This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the proxy statement/prospectus that the proxy card accompanies.

                            PROXY VOTING INSTRUCTIONS




Your mailed proxy statement provides details on important issues relating to your Fund. The Board of Directors of Security Cash Fund recommends that you vote "FOR" the proposal.

To make voting faster and more convenient for you, we are offering a variety of ways to vote your proxy. You may vote using the Internet or by telephone instead of completing and mailing the enclosed proxy card. The Internet and telephone are generally available 24 hours a day and your vote will be confirmed and posted immediately. Use whichever method is most convenient for you! If you choose to vote via the Internet or by phone, you should not mail your proxy card.

WAYS TO VOTE YOUR SHARES

Your vote is important no matter how many shares you own. Voting your shares early will avoid costly follow-up mail and telephone solicitation.


Online                    1.   Click on www.myproxyonline.com.
                          2.   Enter the 12 digit control number.
                          3.   Follow the instructions on the Web site.
                          4.   Once you have voted, you do not need to mail your
                               proxy card.

By Phone                  1.   Call toll-free 1-866-458-9855.
                          2.   Enter the 12 digit control number.
                          3.   Follow the recorded instructions.
                          4.   Once you have voted, you do not need to mail your
                               proxy card.

By Mail Complete and sign your proxy card and mail it in the postage-paid envelope received with your shareholder mailing. To ensure your vote is validated properly, please sign your proxy card as described in the "Instructions for Signing Proxy Cards" section of your proxy materials.

In Person                 The Shareholder Meeting will take place June 19, 2009,
                          at 1:00 p.m., Central time, at the office of Security Cash Fund, located at One Security Benefit
                          Place, Topeka, Kansas 66636.


                            - FOLD AND DETACH HERE -
--------------------------------------------------------------------------------


                                   Questions?

We urge you to spend time reviewing your proxy statement and the proposal included in the package. Should you have any questions, we encourage you to call 1-800-361-2782 toll-free Monday through Friday from 9:30 a.m. to 10:00 p.m. Eastern time. We have retained The Altman Group to assist our shareholders in the voting process. If we have not received your proxy card as the date of the special meeting approaches, representatives from The Altman Group may call you to remind you to exercise your vote.


                 YOUR PROXY VOTE IS IMPORTANT! PLEASE VOTE TODAY

                                     PART B

                               SECURITY CASH FUND

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                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 8, 2009


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Acquisition of the Assets and Liabilities of:  By and in Exchange for Shares
Security Cash Fund                             of Investor2 Class Shares of:
One Security Benefit Place                     U.S. Government Money Market Fund
Topeka, Kansas 66636-0001                      (A Series of Rydex Series Funds)
                                               9601 Blackwell Road, Suite 500
                                               Rockville, Maryland 20850

This Statement of Additional Information is available to the shareholders of Security Cash Fund in connection with a proposed transaction whereby all of the assets and liabilities of Security Cash Fund (the "Acquired Fund") will be transferred to U.S. Government Money Market Fund (the "Acquiring Fund"), a series of Rydex Series Funds, in exchange for shares of Investor2 Class shares of the Acquiring Fund.


This Statement of Additional Information consists of this cover page and the following documents, each of which were filed electronically with the Securities and Exchange Commission and are incorporated by reference herein:

1. The Acquired Fund's Statement of Additional Information, dated May 1, 2009 (File No. 002-68387);

2. The Acquiring Fund's Statement of Additional Information, filed March 6, 2009 (File No. 033-59692);

3. The Financial Statements of the Acquired Fund as included in the Acquired Fund's annual report for the fiscal year ended December 31, 2008 (File No. 811-03073); and

4. The Financial Statements of the Acquiring Fund as included in the Acquiring Fund's annual report for the fiscal year ended March 31, 2008 and semi-annual report for the period ended September 30, 2008 (File No. 811-07584).


This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated May 8, 2009 relating to the reorganization of Security Cash Fund may be obtained, without charge, by writing to Security Investors, LLC, at One Security Benefit Place, Topeka, Kansas 66636-0001 or calling (800) 888-2461. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.